AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 29, 2025

1933 Act Registration File No.: 333-227298

1940 Act File No.: 811-23377

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 266	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 267	☒

TIDAL ETF TRUST

(Exact Name of Registrant as Specified in Charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Christopher M. Cahlamer Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

Explanatory Note: This Post-Effective Amendment No. 266 to the Registration Statement of Tidal ETF Trust (the “Trust”) is being filed to add three new series, Dana Unconstrained Equity ETF, Dana Concentrated Dividend ETF and Dana Limited Volatility ETF.

SUBJECT TO COMPLETION
Dated May 29, 2025

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Dana Unconstrained Equity ETF (DUNK)

Dana Concentrated Dividend ETF (DIVE)

Dana Limited Volatility ETF (DANA)

each listed on [            ]

PROSPECTUS

[            ], 2025

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY INFORMATION

DANA UNCONSTRAINED EQUITY ETF- FUND SUMMARY

Investment Objective

The Dana Unconstrained Equity ETF (the “Fund”) seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[ ]%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Estimated for the current fiscal year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that invests primarily in the equity securities of U.S. listed companies that the Fund’s investment sub-adviser, Dana Investment Advisors, Inc. (the “Sub-Adviser”), determines are engaged in or appear poised to benefit from disruptive technologies. Disruptive technologies are innovations that significantly alter or replace existing products, services, or business models. Examples include, but are not limited to, e-commerce, smartphones, digital advertising, cloud computing, electric vehicles, biotechnology and artificial intelligence. Investing in companies involved with disruptive technologies is balanced against the Sub-Adviser’s assessment of valuation risk. At times, the Fund may invest in companies that are not traditionally identifiable as disruptive yet nevertheless offer compelling investment opportunities based on valuation metrics.

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The Fund employs a high-conviction, actively managed investment strategy, typically holding between 15 to 30 domestic equity positions. High-conviction investing refers to the selection of securities in which the Sub-Adviser has the strongest belief in their potential for outperformance. The Fund focuses on companies with strong fundamentals and a clear valuation framework, using internally developed price targets (predetermined price levels at which a security may be bought or sold) to manage valuation risk (the risk of overpaying for a security relative to its intrinsic value).

The Fund utilizes an “unconstrained” investment approach, meaning it is not limited by traditional market capitalization (the total market value of a company’s outstanding shares), country diversification or sector constraints. While the Fund has the flexibility to invest across all market capitalizations and countries, it expects to invest primarily in domestic large-cap companies (typically companies with a market capitalization of $10 billion or more). The Fund may also invest across various sectors or industries as part of the Sub-Adviser’s efforts to identify compelling opportunities. The Fund’s foreign investments may include investments in companies located in emerging markets, as well as depositary receipts, such as American Depositary Receipts (“ADRs”).

The Fund will limit the maximum size of any individual position to 15% of the Fund’s total assets. Additionally, the Fund may hold up to 20% of its assets in cash or cash equivalents at the Sub-Adviser’s discretion, subject to the Fund’s 80% investment policy discussed below.

The Fund aims to invest in companies participating in the profit cycles (periods of rising profitability and business momentum) of disruptive winners, while seeking to avoid companies facing structural challenges from disruption. Due to its active-trading philosophy, the Fund may experience higher-than-average portfolio turnover on an annual basis, as it seeks to capitalize on market opportunities as they arise.

The Fund may sell a security when a more attractive investment opportunity is identified, when a security reaches its price target, or when the Sub-Adviser believes the investment thesis for the holding has deteriorated. The use of price targets encourages rigorous analysis of existing and potential holdings and serves as a discipline to avoid emotional or theme-driven investing.

Fund Attributes

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Market Capitalization Risk.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

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●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Models and Data Risk. The Sub-Adviser’s evaluation of potential Fund portfolio holdings is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete. Additionally, technology risk arises from the use of computer models and algorithms; any technical failures, coding errors, or cybersecurity breaches could disrupt the Fund’s trading activities, potentially leading to significant financial losses and compromised data integrity.

Foreign Securities Risk. Foreign securities held by the Fund involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges (i.e., ADRs) are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

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Trading. Although Shares are listed on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Focused Portfolio Risk. The Fund will hold a relatively focused portfolio that may contain exposure to the securities of fewer issuers than the portfolios of other ETFs. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at [website].

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Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: Dana Investment Advisors, Inc. (the “Sub-Adviser”) serves as an investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Investment Adviser

Stephen Foy, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Sub-Adviser

David Weinstein, Senior Vice President and Portfolio Manager of the Sub-Adviser, has been the lead portfolio manager of the Fund since its inception in 2025.

Joseph Veranth, CFA, Chief Investment Officer and Portfolio Manager of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Daniel Sievers, CFA, Vice President and Portfolio Manager of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2025.

CFA® is a registered trademark owned by the CFA Institute.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [website].

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in a tax-deferred or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those arrangements.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, the Sub-Adviser or their affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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SUMMARY INFORMATION

DANA CONCENTRATED DIVIDEND ETF - FUND SUMMARY

Investment Objective

The Dana Concentrated Dividend ETF (the “Fund”) seeks long-term capital appreciation and income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[ ]%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Estimated for the fiscal current year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to provide long-term capital appreciation and income by investing in a diversified portfolio of approximately 25 to 35 primarily dividend-paying equity securities. The Fund invests across most sectors of the U.S. equity market, focusing on companies that, in the assessment of the Fund’s investment sub-adviser, Dana Investment Advisors, Inc. (the “Sub-Adviser”), demonstrate attractive dividend characteristics and strong fundamental profiles. While the Fund has the flexibility to invest across all market capitalizations, it expects to invest primarily in large-cap companies (typically companies with a market capitalization of $10 billion or more). The Fund may also invest in non-U.S. companies, including in the form of depositary receipts, such as American Depositary Receipts (“ADRs”),

The Sub-Adviser’s investment philosophy is rooted in the belief that behavioral biases among investors often lead to persistent inefficiencies in the equity market. Investors often over-extrapolate historical trends—such as revenue or earnings growth— too far into the future, and tend to underreact to new information that may be contradictory to those trends. These behavioral patterns can result in mispriced securities that the Fund seeks to exploit.

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To reduce its own behavioral biases, the Sub-Adviser applies a qualitative stock selection process, supported by sector-relative quantitative scoring. This analysis spans a wide range of valuation, growth (increases in revenue, earnings, or other key metrics), and profitability indicators (such as return on equity or operating margin). The goal is to identify companies with structural competitive advantages, trading below the Sub-Adviser’s estimate of their fair market value, and that exhibit the potential for above-average dividend yield and dividend growth.

The Sub-Adviser invests in a focused, convicted weighted (i.e., focusing investments on the Sub-Adviser’s best ideas) portfolio of securities to seek to maximize potential returns, while overall portfolio risk is managed through a sector- and factor-aware construction process. Sector-aware investing involves maintaining diversified exposure across different areas of the economy, and factor-aware investing involves consideration of characteristics such as value, growth, momentum, quality, and volatility. The Fund will seek to provide a higher dividend yield (dividend income as a percentage of stock price) than its benchmark over a full market cycle.

The Sub-Adviser makes sell decisions for the Fund’s portfolio, which are categorized into three primary types:

●	Risk Control Sells – Intended to manage portfolio risk by adjusting position sizing and enhancing diversification. These typically involve trimming rather than exiting a position entirely.

●	Expected Return Sells – Based on changes in company fundamentals or a reassessment of its long-term return outlook.

●	Dividend Yield Consideration Sells – Securities whose prices have significantly appreciated may experience a decline in dividend yield (assuming dividends remain unchanged). These holdings may be prioritized for sale to maintain the Fund’s income objectives and serve as a natural rebalancing mechanism.

The above portfolio construction methodology seeks to produce a portfolio with high active share. Active share measures the extent to which a portfolio’s holdings differ from those of its benchmark index; a higher active share indicates greater potential for differentiated performance. The Fund’s benchmark is the Russell 1000® Value Index, which measures the performance of large- and mid-cap U.S. companies that exhibit value characteristics, such as lower price-to-book ratios and lower expected growth.

Fund Attributes

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

The Fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in dividend-paying equity securities.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

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Market Capitalization Risk.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Foreign Securities Risk. Foreign securities held by the Fund involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges (i.e., ADRs) are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Trading. Although Shares are listed on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

8

Focused Portfolio Risk. The Fund will hold a relatively focused portfolio that may contain exposure to the securities of fewer issuers than the portfolios of other ETFs. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at [website].

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: Dana Investment Advisors, Inc. (the “Sub-Adviser”) serves as an investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

9

Investment Adviser

Stephen Foy, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Sub-Adviser

Mikhail (Mike) Alkhazov, CFA, Vice President and Portfolio Manager & Analyst of the Sub-Adviser, has been the lead portfolio manager of the Fund since its inception in 2025.

David Stamm, CFA, Senior Vice President and Portfolio Manager of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Sean McLeod, CFA, Vice President and Portfolio Manager & Analyst of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2025.

CFA® is a registered trademark owned by the CFA Institute.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [website].

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in a tax-deferred or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those arrangements.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, the Sub-Adviser or their affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

10

SUMMARY INFORMATION

DANA LIMITED VOLATILITY ETF - FUND SUMMARY

Investment Objective

The Dana Limited Volatility ETF (the “Fund”) seeks to preserve capital and provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[ ]%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.

(2)	Estimated for the fiscal current year.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund seeks to preserve capital while generating current income by investing primarily in high-quality, cash flow–producing fixed income securities. The Fund focuses on U.S. government securities and investment-grade corporate bonds (bonds rated AA-/Aa3- or higher by a nationally recognized statistical rating organization (“NRSRO”)), which are considered to have a lower risk of default.

The Fund may invest in fixed rate, floating rate, and adjustable rate securities. Fixed rate securities pay a constant interest rate over the life of the security, while floating rate and adjustable rate securities have interest payments that periodically reset based on prevailing market rates. The inclusion of floating and adjustable rate securities is intended to help reduce the Fund’s sensitivity to interest rate changes (interest rate risk) and enhance current income relative to comparable fixed income indexes.

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The Fund typically targets a portfolio duration between 0.60 and 2.50 years. Duration is a measure of the sensitivity of a bond’s price to changes in interest rates; a shorter duration generally indicates lower interest rate risk. The Fund also targets an average credit quality of AA-/Aa3, which indicates minimal credit risk (the risk that a bond issuer may fail to make timely payments of principal or interest).

Fund Attributes

The Fund will seek to provide monthly income in the form of cash distributions.

The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities that the Sub-Adviser believes contribute to the Fund’s objective of limiting volatility and preserving capital. These securities include: (a) U.S. government and agency securities, (b) investment-grade corporate bonds (rated AA-/Aa3 or higher at the time of purchase), and (c) floating rate or adjustable rate instruments designed to reduce interest rate sensitivity. For purposes of this policy, the Fund defines “limited volatility” securities as those that exhibit relatively low historical price variability, low interest rate sensitivity (duration), and high credit quality (with a weighted average credit rating of at least AA-/Aa3).

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Fixed Income Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed income securities may react to changes in interest rates will depend on the specific characteristics of each security. Additionally, the Fund may invest in fixed income securities that are subject to prepayment risk. If these securities are prepaid, the Fund may have to replace them with lower-yielding securities.

Variable and Floating Rate Bonds Risk. Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults. The settlement period for such bonds can be longer than seven days.

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In addition, the interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate.

Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

12

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., fixed income securities that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Low Volatility Investing Risks. The Fund invests in bonds selected for their historically low volatility, but there is no guarantee these securities will maintain stable performance or meet return objectives. Low volatility bonds may underperform in certain market environments and are still subject to risks such as interest rate changes, credit events, and liquidity pressures. Additionally, investor demand for stability can inflate prices of low-volatility securities, increasing the potential for losses if market sentiment shifts.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions.

13

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at [website].

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: Dana Investment Advisors, Inc. (the “Sub-Adviser”) serves as an investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Investment Adviser

Stephen Foy, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Sub-Adviser

Matthew R. Slowinski, CFA, Senior Vice President and Portfolio Manager of the Sub-Adviser, has been the lead portfolio manager of the Fund since its inception in 2025.

Joseph Veranth, CFA, Chief Investment Officer and Portfolio Manager of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2025.

Robert Leuty, CFA, Director of Fixed Income and Portfolio Manager of the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2025.

14

CFA® is a registered trademark owned by the CFA Institute.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at [website].

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in a tax-deferred or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those arrangements.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, the Sub-Adviser or their affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

15

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objectives

The investment objective of each Fund is as follows:

●	Dana Unconstrained Equity ETF seeks long-term growth of capital.

●	Dana Concentrated Dividend ETF seeks long-term capital appreciation and income.

●	Dana Limited Volatility ETF seeks to preserve capital and provide current income.

An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of Tidal ETF Trust (the “Trust”) and at least 60 days’ prior written notice to shareholders.

Principal Investment Strategies

There is no guarantee that each Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Each Fund’s “80%” investment policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ written notice prior to any such change.

Temporary Defensive Strategies. For temporary defensive purposes during adverse market, economic, political, or other conditions, each Fund may invest in cash or cash equivalents or short-term instruments such as commercial paper, money market mutual funds, or short-term U.S. government securities. Taking a temporary defensive position may result in a Fund not achieving its investment objective.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. Each Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Principal Risks of Investing in each Fund

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in a Fund. Some or all of these risks may adversely affect a Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your performance in the Funds: The risks below apply to each Fund as indicated in the following table. The number of risk factors applicable to a Fund does not necessarily correlate to the overall risk of an investment in that Fund. Additional information about each such risk and its potential impact on a Fund is set forth below the table.

	Dana Unconstrained Equity ETF	Dana Concentrated Dividend ETF	Dana Limited Volatility ETF
Cash and Cash Equivalents Risk			X
Credit Risk	--	--	X
Depositary Receipt Risk	X	X	--
ETF Risks	X	X	X
—Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk	X	X	X

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	Dana Unconstrained Equity ETF	Dana Concentrated Dividend ETF	Dana Limited Volatility ETF
— Cash Redemption Risk	--	--	X
— Costs of Buying or Selling Shares	X	X	X
— Shares May Trade at Prices Other Than NAV	X	X	X
— Trading	X	X	X
Equity Market Risk	X	X	--
Fixed Income Risk	--	--	X
Foreign Securities Risk	X	X	--
Emerging Markets Risk	X	--	--
Focused Portfolio Risk	X	X	--
High Portfolio Turnover Risk	X	--
Inflation Risk	--	--	X
Interest Rate Risk	--	--	X
Low Volatility Investing Risks	--	--	X
Management Risk	X	X	X
Market Capitalization Risk	X	X	--
—Large-Capitalization Investing Risk	X	X	--
— Mid-Capitalization Investing Risk	X	X	--
— Small-Capitalization Investing Risk	X	X	--
Market Risk	X	X	X
Models and Data Risk	--	X	--
New Fund Risk	X	X	X
Non-Diversification Risk	X	X	--
Recent Market Events Risk	X	X	X
Tax Risk	X	X	X
U.S. Government and U.S. Agency Obligations Risk	--	--	X
Variable and Floating Rate Bonds Risk	--	--	X

Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Credit Risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges (i.e., ADRs) are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Fixed Income Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed income securities may react to changes in interest rates will depend on the specific characteristics of each security. Additionally, the Fund may invest in fixed income securities that are subject to prepayment risk. If these securities are prepaid, the Fund may have to replace them with lower-yielding securities.

Foreign Securities Risk. Foreign securities held by the Fund involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

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Focused Portfolio Risk. The Fund will hold a relatively focused portfolio that may contain exposure to the securities of fewer issuers than the portfolios of other ETFs. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In addition, the interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate.

Low Volatility Investing Risks. The Fund invests in bonds that exhibit lower historical volatility. However, there is no guarantee that these securities will maintain low volatility. A low volatility approach may cause the Fund to underperform in environments where higher-yielding or more volatile fixed income securities outperform, such as during periods of rising interest rates or improving credit conditions. Additionally, securities with low volatility are still subject to various risks, including credit risk, interest rate risk, and liquidity risk, and may experience substantial declines in value due to adverse market conditions or economic events. Prolonged investor demand for stability may also drive up prices of lower-volatility bonds, making them more sensitive to market corrections if sentiment shifts. As a result, investing based on low volatility characteristics does not ensure protection against losses or guarantee favorable risk-adjusted returns.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Market Capitalization Risk.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Funds. A Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Models and Data Risk. The Sub-Adviser’s evaluation of potential Fund portfolio holdings is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete. Additionally, technology risk arises from the use of computer models and algorithms; any technical failures, coding errors, or cybersecurity breaches could disrupt the Fund’s trading activities, potentially leading to significant financial losses and compromised data integrity.

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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite efforts to address market disruptions. As a result, the risk environment remains elevated. The Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Variable and Floating Rate Bonds Risk. Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults. The settlement period for such bonds can be longer than seven days.

PORTFOLIO HOLDINGS INFORMATION

Information about each Fund’s daily portfolio holdings will be available on the Funds’ website at [website]. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (the “SAI”).

MANAGEMENT

Investment Adviser

Tidal Investments LLC, a Tidal Financial Group company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, is an SEC-registered investment adviser and a Delaware limited liability company. Tidal was founded in March 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of [   ], Tidal had assets under management of approximately $[   ] billion and served as the investment adviser or sub-adviser for [   ] registered funds.

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Tidal serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds pursuant to an investment advisory agreement with the Trust, on behalf of each Fund (the “Advisory Agreement”). The Adviser is responsible for trading portfolio securities and financial instruments for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of its performance. The Adviser also arranges for transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. For the services provided to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate set forth in the table below based on such Fund’s average daily net assets.

Fund Name	Advisory Fee Rate
Dana Unconstrained Equity ETF	[ ]%
Dana Concentrated Dividend ETF	[ ]%
Dana Limited Volatility ETF	[ ]%

Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by such Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unitary management fee payable to the Adviser (collectively, the “Excluded Expenses”).

Investment Sub-Adviser

Dana Investment Advisors, Inc. (the “Sub-Adviser”), a Wisconsin corporation, located at 20700 Swenson Drive, Suite 400 Waukesha, Wisconsin 53186 serves as the investment sub-adviser for the Funds. The Sub-Adviser was founded and began managing assets in 1980 and became an SEC-registered investment adviser in 1985. As of [   ], the Sub-Adviser had assets under management of approximately $[   ] billion and served as the investment adviser or sub-adviser for [   ] registered funds.

The Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities and financial instruments purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser serves as the sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser (a “Sub-Advisory Agreement”).

For its services as sub-adviser, the Sub-Adviser is entitled to receive a fee from the Adviser, which fee is calculated daily and payable monthly, at an annual rate of [   ]% of the average daily net assets of each Fund. However, as Fund Sponsor, the Sub-Adviser may automatically waive all or a portion of its sub-advisory fee. See “Fund Sponsor” below for more information.

Advisory and Sub-Advisory Agreements

A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement and Sub-Advisory Agreements will be available in the Fund’s first semi-annual or annual report to shareholders on Form N-CSR.

Portfolio Managers

Since their inception in 2025, David M. Stamm, David Weinstein, Daniel Sievers, Sean McLeod, Mikhail (Mike) Alkhazov, J. Joseph Veranth, Robert Leuty, and Matthew R. Slowinski, have been primarily responsible for the day-to-day management of the Funds as noted below, and Stephen Foy and Charles A. Ragauss have overseen trading and execution for each Fund.

David Stamm, CFA, Senior Vice President and Portfolio Manager for the Sub-Adviser - Dana Concentrated Dividend ETF

Dave Stamm joined the Sub-Adviser in August 2007 and is currently a Senior Vice President and Portfolio Manager. Mr. Stamm graduated from Valparaiso University with a BSBA in International Business in 1997. Mr. Stamm has been in the investment industry since 1997 and managing equity portfolios since 2000. He is a CFA® charter holder and a member of the CFA Institute and the CFA Society of Milwaukee.

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David Weinstein, JD, Senior Vice President and Portfolio Manager for the Sub-Adviser - Dana Unconstrained Equity ETF

David Weinstein joined the Sub-Adviser in May 2013 and is currently a Senior Vice President and Portfolio Manager. Mr. Weinstein graduated from the University of Notre Dame with an Honors Program degree in Political Science in 2005. He graduated cum laude from the University of Pittsburgh School of Law in 2008 and served as Managing Editor of the Law Review. Mr. Weinstein returned to Notre Dame and received his MBA in Investments in 2012, graduating magna cum laude.

Daniel Sievers, CFA, Vice President and Portfolio Manager for the Sub-Adviser – Dana Unconstrained Equity ETF

Dan Sievers joined the Sub-Adviser in April 2025 and is currently a Vice President and Portfolio Manager. Mr. Sievers graduated magna cum laude from Boston College University with a BA in Mathematics in 2008. Prior to his time at Dana, Mr. Sievers was the founder of Sawbill Capital, LLC, managing concentrated portfolios of high-net-worth investors. From 2010-2024 he served as a research analyst and partner at Fiduciary Management in Milwaukee, Wisconsin. Mr. Sievers has held numerous positions, including Equity Analyst, Research Analyst, Partner and Founder since entering the industry in 2008. Mr. Sievers is a CFA® charter holder and member of the CFA Institute.

Sean McLeod, CFA, Vice President and Portfolio Manager & Analyst for the Sub-Adviser - Dana Concentrated Dividend ETF

Sean McLeod joined the Sub-Adviser in October 2016 and is currently a Vice President and Portfolio Manager & Analyst. Mr. McLeod graduated from the University of Wisconsin-Madison with a BA in Finance, Investments, and Banking in 1994 and earned an MS in Finance, Investments, and Banking in 1996. Mr. McLeod has held numerous positions, including Equity Analyst, Portfolio Manager, and Director of Equities since entering the industry in 1996. Mr. McLeod is a CFA® charter holder and a member of the CFA Institute.

Mikhail (Mike) Alkhazov, CFA, Vice President and Portfolio Manager & Analyst for the Sub-Adviser - Dana Concentrated Dividend ETF

Mike Alkhazov joined the Sub-Adviser in October of 2018 and is currently a Vice President and Portfolio Manager & Analyst. Mr. Alkhazov graduated from the University of Wisconsin-Milwaukee with a BBA in Finance and Accounting in 2002. He earned his MBA from the University of Chicago School of Business with concentrations in Economics and Analytical Finance in 2012. Mr. Alkhazov has been on the buy-side since 2002 and, most recently, managed over $1.2 billion in two Large-Capitalization strategies. Mr. Alkhazov is a CFA® charter holder, member of the CFA Institute and the CFA Society of Chicago.

Joseph Veranth, CFA, Chief Investment Officer and Portfolio Manager for the Sub-Adviser - Dana Unconstrained Equity ETF and Dana Limited Volatility ETF

Joe Veranth joined the Sub-Adviser in 1994 as a Portfolio Manager and is currently the Chief Investment Officer. He is involved in setting firm wide investment policy and allocation decisions for all Dana investment strategies. Prior to Dana, he spent ten years at the Bank of New York as an Investment Liaison and Relationship Manager in the Master Trust and Investment Technology departments. He is currently a Trustee and Treasurer of The Prairie School. Mr. Veranth graduated from Northwestern University with a BA in Humanities and earned an MBA in Finance and International Business from the Stern School of Business at New York University. Mr. Veranth is a CFA® charter holder and a member of the CFA Institute and the CFA Society of Milwaukee.

Robert Leuty, CFA, Director of Fixed Income and Portfolio Manager for the Sub-Adviser - Dana Limited Volatility ETF

Robert Leuty joined the Sub-Adviser in October 2002 and is currently the Director of Fixed Income and Portfolio Manager. Mr. Leuty graduated from the University of Wisconsin–Madison with a BBA in Accounting in 1988. He earned an MBA in Finance from the University of St. Thomas in 1994. Mr. Leuty is a CFA® charter holder and a member of the CFA Institute and the CFA Society of Milwaukee.

Matthew R. Slowinski, CFA, Senior Vice President and Portfolio Manager for the Sub-Adviser - Dana Limited Volatility ETF

Matthew Slowinski joined the Sub-Adviser in March 2008 and is currently a Senior Vice President and Portfolio Manager. Mr. Slowinski graduated from the University of Wisconsin-Milwaukee with a BBA in Finance in 2003 and earned an MBA from The Pennsylvania State University in 2009. Mr. Slowinski has been in the investment industry since 2003. Prior to joining the Sub-Adviser, he worked for Wells Fargo Funds Management Group and Wells Capital Management. Matt is a CFA® charter holder and a member of the CFA Institute and the CFA Society of Milwaukee.

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Stephen Foy, Portfolio Manager for the Adviser – All Funds

Mr. Foy joined Tidal in 2024 and is Senior Vice President of Trading and Co-Head of Tidal’s ETF Trading and Portfolio Management team. He previously oversaw Invesco ETF Services from 2021 to 2024, including middle and back-office operations as well as portfolio implementation for all equity and alternative ETFs. Mr. Foy holds an MBA from Johns Hopkins University and spent five years in ETF Portfolio Management at ProShares from 2016 to 2021. He brings a robust portfolio management background across a wide array of strategies and asset classes. Throughout his career, he has led global teams through hundreds of product launches, organizational changes, and technological and operational transformations.

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser – All Funds

Mr. Ragauss serves as Portfolio Manager of the Adviser, having joined the Adviser in September 2020. Mr. Ragauss previously served as Chief Operating Officer and in other roles at CSat Investment Advisory, L.P. from April 2016 to September 2020. Previously, Mr. Ragauss was Assistant Vice President at Huntington National Bank (“Huntington”), where he was Product Manager for the Huntington Funds and Huntington Strategy Shares ETFs, a combined fund complex of almost $4 billion in assets under management. At Huntington, he led ETF development bringing to market some of the first actively managed ETFs. Mr. Ragauss joined Huntington in 2010. Mr. Ragauss attended Grand Valley State University where he received his Bachelor of Business Administration in Finance and International Business, as well as a minor in French. He is a member of both the National and West Michigan CFA societies and holds the CFA designation.

CFA® is a registered trademark owned by the CFA Institute.

The Funds’ SAI provides additional information about each portfolio manager’s compensation structure, other accounts that each portfolio manager manages, and each portfolio manager’s ownership of Shares.

Fund Sponsor

The Adviser has entered into an Agreement with the Sub-Adviser, under which the Sub-Adviser assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses (such expenses of each Fund, except Excluded Expenses, the “Unitary Expenses”). Although the Sub-Adviser has agreed to be responsible for the Unitary Expenses, the Adviser retains the ultimate obligation to the Fund to pay such expenses. For assuming the payment obligations, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by each Fund’s unified management fee.

PERFORMANCE OF SIMILARLY MANAGED ACCOUNTS

Dana Unconstrained Equity Composite

The following table presents historical performance data for the Sub-Adviser’s composite that includes all accounts with investment objectives, policies and strategies substantially similar to those of the Dana Unconstrained Equity ETF (the “UE ETF”) (the “UE Composite”). The performance presented is the average annualized total return of the UE Composite. The UE Composite performance data is provided to illustrate the Sub-Adviser’s historical performance in managing substantially similar accounts and does not represent the performance of the UE ETF. The accounts in the UE Composite are separate and distinct from the UE ETF. The accounts in the UE Composite are managed by the same Sub-Adviser personnel that serve as portfolio manager for the UE ETF.

The past performance of the UE Composite is not intended as a substitute for the UE ETF’s performance and should not be considered a prediction of the future performance of the UE ETF.

The UE ETF is newly organized and has no operating history. The performance results of the UE Composite differ from the UE ETF’s results due to factors such as the timing of purchases and sales, market conditions, or other factors. In addition, the effect of taxes on any investor will depend on such person’s tax status, and the returns shown below do not reflect the impact of any income tax.

The table below shows the UE Composite’s annualized total returns compared to a broad measure of market performance for the periods ending December 31, 2024. These results reflect net and gross returns for the UE Composite. The accounts in the UE Composite are not subject to restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”) on registered investment companies. The performance results for UE Composite could have been adversely affected if its constituent accounts had been regulated as investment companies under federal securities and tax laws.

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The Sub-Adviser claims compliance with Global Investment Performance Standards (GIPS®). Gross performance reflects the reinvestment of dividends and other earnings. Returns include the effect of transaction costs (commissions, exchange fees, etc.) and are gross of non-reclaimable withholding taxes, if any. Net performance reflects [ ], which results in a lower expense ratio than the estimated total expenses of the UE ETF for its initial fiscal period as presented in the fee table included in this Prospectus. If the expenses of the UE ETF had been used in the following presentation, performance would have been lower. The UE ETF is not subject to a sales load.

	Total Returns Year to Date as of June 30, 2025*	Annualized Total Returns for the [Years/Periods] Ended December 31, 2024
		[ ]	[ ]	Since Inception [( )]
UE Composite Gross of Fees				[ ]%
UE Composite Net of Fees				[ ]%
[Broad based index] Gross of Fees				[ ]%

* Performance shown for periods of less than one year are not annualized.

Dana Concentrated Dividend Composite

The following table presents historical performance data for the Sub-Adviser’s composite that includes all accounts with investment objectives, policies and strategies substantially similar to those of the Dana Concentrated Dividend ETF (the “CD ETF”) (the “CD Composite”). The performance presented is the average annualized total return of the CD Composite. The CD Composite performance data is provided to illustrate the Sub-Adviser’s historical performance in managing substantially similar accounts and does not represent the performance of the CD ETF. The accounts in the CD Composite are separate and distinct from the CD ETF. The accounts in the CD Composite are managed by the same Sub-Adviser personnel that serve as portfolio manager for the CD ETF.

The past performance of the CD Composite is not intended as a substitute for the CD ETF’s performance and should not be considered a prediction of the future performance of the CD ETF.

The CD ETF is newly organized and has no operating history. The performance results of the CD Composite differ from the CD ETF’s results due to factors such as the timing of purchases and sales, market conditions, or other factors. In addition, the effect of taxes on any investor will depend on such person’s tax status, and the returns shown below do not reflect the impact of any income tax.

The table below shows the CD Composite’s annualized total returns compared to a broad measure of market performance for the periods ended December 31, 2024. These results reflect net and gross returns for the CD Composite. The accounts in the CD Composite are not subject to restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”) on registered investment companies. The performance results for CD Composite could have been adversely affected if its constituent accounts had been regulated as investment companies under federal securities and tax laws.

The Sub-Adviser claims compliance with Global Investment Performance Standards (GIPS®). Gross performance reflects the reinvestment of dividends and other earnings. Returns include the effect of transaction costs (commissions, exchange fees, etc.) and are gross of non-reclaimable withholding taxes, if any. Net performance reflects [   ], which results in a lower expense ratio than the estimated total expenses of the CD ETF for its initial fiscal period as presented in the fee table included in this Prospectus. If the expenses of the CD ETF had been used in the following presentation, performance would have been lower. The CD ETF is not subject to a sales load.

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	Total Returns Year to Date as of June 30, 2025*	Annualized Total Returns for the [Years/Periods] Ended December 31, 2024
		[ ]	[ ]	Since Inception [( )]
CD Composite Gross of Fees				[ ]%
CD Composite Net of Fees				[ ]%
[Broad based index] Gross of Fees				[ ]%

* Performance shown for periods of less than one year are not annualized.

Dana Limited Volatility Composite

The following table presents historical performance data for the Sub-Adviser’s composite that includes all accounts with investment objectives, policies and strategies substantially similar to those of the Dana Limited Volatility ETF (the “LV ETF”) (the “LV Composite”). The performance presented is the average annualized total return of the LV Composite. The LV Composite performance data is provided to illustrate the Sub-Adviser’s historical performance in managing substantially similar accounts and does not represent the performance of the LV ETF. The accounts in the LV Composite are separate and distinct from the LV ETF. The accounts in the LV Composite are managed by the same Sub-Adviser personnel that serve as portfolio manager for the LV ETF.

The past performance of the LV Composite is not intended as a substitute for the LV ETF’s performance and should not be considered a prediction of the future performance of the LV ETF.

The LV ETF is newly organized and has no operating history. The performance results of the LV Composite differ from the LV ETF’s results due to factors such as the timing of purchases and sales, market conditions, or other factors. In addition, the effect of taxes on any investor will depend on such person’s tax status, and the returns shown below do not reflect the impact of any income tax.

The table below shows the LV Composite’s annualized total returns compared to a broad measure of market performance for the periods ended December 31, 2024. These results reflect net and gross returns for the LV Composite. The accounts in the LV Composite are not subject to restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”) on registered investment companies. The performance results for LV Composite could have been adversely affected if its constituent accounts had been regulated as investment companies under federal securities and tax laws.

The Sub-Adviser claims compliance with Global Investment Performance Standards (GIPS®). Gross performance reflects the reinvestment of dividends and other earnings. Returns include the effect of transaction costs (commissions, exchange fees, etc.) and are gross of non-reclaimable withholding taxes, if any. Net performance reflects [   ], which results in a lower expense ratio than the estimated total expenses of the LV ETF for its initial fiscal period as presented in the fee table included in this Prospectus. If the expenses of the LV ETF had been used in the following presentation, performance would have been lower. The LV ETF is not subject to a sales load.

	Total Returns Year to Date as of June 30, 2025*	Annualized Total Returns for the [Years/Periods] Ended December 31, 2024
		[ ]	[ ]	Since Inception [( )]
LV Composite Gross of Fees				[ ]%
LV Composite Net of Fees				[ ]%
[Broad based index] Gross of Fees				[ ]%

* Performance shown for periods of less than one year are not annualized.

25

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Funds, are an essential part of the ETF process and help keep Share trading prices in line with the Fund’s NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for regular business. The NAV for each Fund is calculated by dividing such Fund’s net assets by its Shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security or other asset held by a Fund or is determined to be unreliable, the security or other asset will be valued at fair value estimates under guidelines established by the Trust and the Adviser (as described below).

Fair Value Pricing

Consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Funds’ Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Valuation Designee will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the Adviser’s fair value methodologies, subject to oversight by the Board. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

26

Investments by Other Registered Investment Companies in the Funds

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth by the rule under the 1940 Act, including that such investment companies enter into an agreement with the Funds.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each of the Dana Unconstrained Equity ETF and the Dana Concentrated Dividend ETF intends to pay out dividends and interest income, if any, [annually], and distribute any net realized capital gains to its shareholders at least annually. The Dana Limited Volatility ETF intends to pay out dividends and interest income, if any, monthly, and distribute any net realized capital gains to its shareholders at least annually.

Each Fund will declare and pay income and capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred or other tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (institutional investors only).

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this Prospectus. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

27

Taxes on Distributions. For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income or qualified dividend income. Taxes on distributions of net capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned their Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains to shareholders. Distributions of short-term capital gain will generally be taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by such Fund from U.S. corporations, subject to certain limitations.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from a Fund.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account-holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that they are not subject to such withholding.

28

Taxes When Shares are Sold on an Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of substantially identical Shares.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if such Shares have been held for one year or less.

The Funds may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Important Tax Considerations When Purchasing Fund Shares

If you are investing through a taxable account, you should carefully consider the timing of your investment relative to a Fund’s distribution schedule. Purchasing Fund shares shortly before a distribution may increase your tax liability, a situation commonly referred to as “buying a dividend.”

When a Fund makes a distribution, its share price typically drops by an amount roughly equal to the distribution. As a hypothetical example, if you invest $5,000 to purchase 250 shares at $20 per share on December 15, and the Fund pays a $1 per share distribution on December 16, the share price would adjust to $19 (ignoring market fluctuations). Although your total investment value remains $5,000 (250 shares × $19 in share value plus 250 shares × $1 distribution), you would owe taxes on the $250 distribution, even if you reinvest the distribution rather than receiving it in cash.

Distributions are taxable to shareholders even if they are paid from income or gains realized by a Fund before you invested, and even if they were reflected in the purchase price of the shares. Consequently, you may incur taxes on income or gains that accrued before your investment, without corresponding benefit.

Unless you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement plan, you may wish to avoid purchasing Fund shares shortly before a distribution. You can minimize the potential tax impact by reviewing the relevant Fund’s distribution schedule prior to investing. When available, information about a Fund’s distribution schedule can be found on the Funds’ website at www.[   ].com.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to foreign, state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

29

DISTRIBUTION

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”), the Funds’ distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of assets of the respective Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information regarding how often Shares of a Fund traded on the applicable Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the applicable Fund can be found on the Funds’ website at [website].

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser, the Sub-Adviser, and each Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.

Delaware law permits the governing documents of a statutory trust to expand, restrict or eliminate the fiduciary duties that trustees, shareholders or other persons might otherwise be subject to, and replace them with the standards set forth in the Trust’s governing documents.

The Trust’s Declaration of Trust provides that the Trustees shall not be subject to fiduciary duties except as set forth in the Declaration of Trust. The foregoing relates specifically to Delaware laws. Nothing in the Declaration of Trust modifying, restricting or eliminating the duties or liabilities of trustees shall apply to, or in any way limit, the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons with respect to matters arising under the federal securities laws.

FINANCIAL HIGHLIGHTS

This section would ordinarily include Financial Highlights for the Funds. The Financial Highlights tables are intended to help you understand the performance of each Fund for that Fund’s periods of operations. Because the Funds have not yet commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

30

Dana Unconstrained Equity ETF

Dana Concentrated Dividend ETF

Dana Limited Volatility ETF

Adviser	Tidal Investments LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Sub-Adviser	Dana Investment Advisors, Inc 20700 Swenson Drive, Suite 400 Waukesha, Wisconsin 53186
Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101	Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204
Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202	Fund Accountant, Sub-Administrator, and Transfer Agent	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	[ ]	Custodian	U.S. Bank National Association 1555 N. Rivercenter Dr. Milwaukee, Wisconsin 53212

Investors may find more information about the Funds in the following documents:

Statement of Additional Information: The Funds’ SAI provides additional details about the investments of the Funds and certain other additional information. A current SAI dated [   ], 2025, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about each Fund’s investments will be available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the first fiscal year the Funds are in operation. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements.

You can obtain free copies of these documents, request other information or make general inquiries about the Funds by contacting the Funds at [Dana ETFs], c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling [phone number].

These documents and other information about the Funds are also available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

●	Free of charge from the Funds’ Internet website at [website]; or

●	For a duplicating fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-23377)

SUBJECT TO COMPLETION
Dated May 29, 2025

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

[LOGO]

Dana Unconstrained Equity ETF (DUNK)

Dana Concentrated Dividend ETF (DIVE)

Dana Limited Volatility ETF (DANA)

each listed on [          ]

STATEMENT OF ADDITIONAL INFORMATION

[ ], 2025

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the Dana Unconstrained Equity ETF, Dana Concentrated Dividend ETF and Dana Limited Volatility ETF (each, a “Fund,” and collectively the “Funds”), each a series of Tidal ETF Trust (the “Trust”), dated [ ], 2025, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at [ ], visiting www.[ ].com, or writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

The Funds’ audited financial statements for the most recent fiscal year (when available) will be incorporated into this SAI by reference to the Funds’ most recent Annual Report to Shareholders on Form N-CSR (File No. 811-23377). When available, a copy of the Funds’ Annual Report and Semi-Annual Report to Shareholders on Form N-CSR may be obtained at no charge by contacting the Funds at the address or phone number noted above

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple series, including the Funds. This SAI relates to the Dana Unconstrained Equity ETF, Dana Concentrated Dividend ETF and Dana Limited Volatility ETF (each, a “Fund,” and collectively the “Funds”). The Trust was organized as a Delaware statutory trust on June 4, 2018. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Dana Investment Advisors, Inc. (the “Sub-Adviser”) serves as an investment sub-adviser to the Funds.

Each Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares of each Fund are listed on [ ] (the “Exchange”). Shares trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors, known as “Authorized Participants” or “APs,” purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus under “Investment Objective” and “Principal Investment Strategies,” respectively. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Diversification

The Dana Limited Volatility ETF is “diversified” within the meaning of the 1940 Act’s diversification requirements. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.

Non-Diversification

The Dana Unconstrained Equity ETF and Dana Concentrated Dividend ETF are each classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. The securities of a particular issuer may constitute a greater portion of the Funds. This may have an adverse effect on a Fund’s performance or subject a Fund’s Shares to greater price volatility than more diversified investment companies.

Although the Dana Unconstrained Equity ETF and Dana Concentrated Dividend ETF are each non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), and to relieve the Funds of any liability for federal income tax to the extent that their earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that a Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.

General Risks

The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer, and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid-ask spreads are wide.

Financial markets, both domestic and foreign, have recently experienced an unusually high degree of volatility. Continuing events and possible continuing market turbulence may have an adverse effect on the Funds’ performance.

Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, the Sub-Adviser, Custodian (defined below), Transfer Agent (defined below), intermediaries, and other third-party service providers may adversely impact a Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and the associated risk factors. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with such Fund’s investment objective and permitted by such Fund’s stated investment policies. Each of the permitted investments described below applies to each Fund unless otherwise noted. In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of the Funds as disclosed in the Prospectus, and while such techniques and investments are permissible for the Funds to utilize, the Funds are not required to utilize such non-principal techniques or investments.

Borrowing

Although the Funds do not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. A Fund will generally borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Equity Securities

Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment, or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of Shares to decline. An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares).

Types of Equity Securities:

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable, and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

When-Issued Securities – A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to complete the sale. If the other party fails to complete the sale, such Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. A Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

Smaller Companies – The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

Foreign Securities

A Fund may invest directly in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities. Because non-U.S. securities may trade on days when a Fund’s shares are not priced, NAV may change at times when Shares cannot be sold.

Decreases in the value of currencies of the foreign countries in which a Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of a Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of a Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and thus, may adversely affect the operations of a Fund. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. Dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on a Fund.

Depositary Receipts

To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.

Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

All depositary receipts generally must be sponsored. However, a Fund may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts. The use of a depositary receipt may increase tracking error relative to the applicable Index if the Index includes the foreign security instead of the depositary receipt.

Illiquid and Restricted Investments

A Fund may invest directly or indirectly in illiquid investments (i.e., investments that are not readily marketable) to the extent permitted under the 1940 Act. Illiquid investments include, but are not limited to, restricted investments (investments the disposition of which is restricted under the federal securities laws); investments that may only be resold pursuant to Rule 144A under the Securities Act, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid investments if, immediately after the acquisition, such investments would comprise more than 15% of the value of the Fund’s net assets. Determinations of liquidity are made pursuant to guidelines contained in the liquidity risk management program of the Trust applicable to a Fund. The Adviser determines and monitors the liquidity of the portfolio investments and reports periodically on its decisions to the Board. In making such determinations it takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the investment; (2) the number of dealers willing to purchase or sell the investment and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the investment; and (4) the nature of the marketplace trades, including the time needed to dispose of the investment, the method of soliciting offers and the mechanics of the transfer. The term “illiquid investment” is defined as an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

An institutional market has developed for certain restricted investments. Accordingly, contractual or legal restrictions on the resale of an investment may not be indicative of the liquidity of the investment. If such investments are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act or other exemptions, the Adviser may determine that the investments are liquid.

Restricted investments may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell an investment under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell.

Illiquid investments will be priced at fair value as determined in good faith under procedures adopted by the Trust and the Adviser. If, through the appreciation of illiquid investments or the depreciation of liquid investments, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid investments, including restricted investments which are not readily marketable, the Fund will take such steps as set forth in its procedures as adopted by the Board.

Investment Company Securities

The Funds may invest in the securities of other investment companies, including money market funds, exchange-traded funds (“ETFs”) and other exchange-traded products, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. The acquisition of Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by rules under the 1940 Act, discussed further below. Investing in another pooled vehicle exposes a Fund to all the risks of that pooled vehicle.

Pursuant to Section 12(d)(1), the Funds may invest in the securities of another investment company (the “acquired company”) provided that a Fund, immediately after such purchase or acquisition, does not own in the aggregate: (1) more than 3% of the total outstanding voting stock of the acquired company; (2) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (3) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Funds may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If a Fund invests in and, thus, is a shareholder of another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Funds to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) a Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). A Fund may also rely on Rule 12d1-4 under the 1940 Act, which provides an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if a Fund satisfies certain conditions specified in the Rule, including, among other conditions, that a Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company). Additionally, a Fund may rely on exemptive relief issued by the SEC to other registered funds, including ETFs, to invest in such other funds in excess of the limits of Section 12(d)(1) if a Fund complies with the terms and conditions of such exemptive relief.

Investments by Other Registered Investment Companies in the Funds

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust or rule under the 1940 Act, including that such investment companies enter into an agreement with each Fund.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in REITs. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest at least 75% of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Repurchase Agreements

The Funds may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A “Business Day” is any day on which the New York Stock Exchange (“NYSE”) is open for regular trading. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund’s custodian bank until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Other Short-Term Instruments

The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (1) shares of money market funds; (2) obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits, and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (4) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P or, if unrated, of comparable quality as determined by the Adviser or Sub-Adviser; (5) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (6) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser or Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Securities Lending

The Funds may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. The Funds may terminate a loan at any time and obtain the return of the securities loaned. The lending Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Funds are compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Funds may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Funds to borrowers, arranges for the return of loaned securities to the Funds at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Special Purpose Acquisition Companies

The Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expense, and any warrants issued by the SPAC will expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. SPACs may pursue a business combination only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, may be traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Debt Securities

Corporate Debt Securities. Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable, or floating rates of interest.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with weighted average lives of ten years or less. Asset-backed securities may have a higher level of default and lower recoveries than mortgage-backed securities. Some tranches of asset-backed securities have substantial amounts of credit enhancement in order to seek to help mitigate or minimize the risk of principal or interest loss as a result of normalized levels of defaults and recoveries, which may increase their overall credit rating. Asset-backed securities may have a higher level of default and lower recoveries than mortgage-backed securities. Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds.

Collateralized Loan Obligations (“CLOs”) are a type of asset-backed security. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

Mortgage-Backed Securities. Mortgage-Backed Securities generally represent interests in pools of mortgages on residential or commercial property. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a “pass-through certificate.” Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages. Mortgage-backed securities tend to pay higher yields to compensate for prepayment risk.

Collateralized mortgage obligations (“CMOs”) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class. In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs’ prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

Residential mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on residential real property. Residential mortgages may be issued and guaranteed by the U.S. Government or its agencies, some of which do not have an explicit U.S. Government guarantee, or by private issuers. Residential mortgages issued or guaranteed by private issuers typically have more credit risk than those issued or guaranteed by the U.S. Government or its agencies. Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of the mortgages underlying residential mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of residential mortgage-backed securities with lower yields. As a result, increases in prepayments of residential mortgage-backed securities purchased at a premium, or decreases in prepayments of residential mortgage-backed securities purchased at a discount, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of residential mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks.

Project Notes. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the U.S. through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

Convertible Securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

Contingent Convertible Securities. Contingent convertible securities (“CoCos”) are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to:

●	Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.
●	Subordinated instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the Funds, against the issuer in respect of or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.
●	Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Zero-Coupon Securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, the holder may not receive any return on its investment. Because zero-coupon securities bear no interest, their price fluctuates more than other types of bonds. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. Pay-in-kind securities have characteristics similar to those of zero coupon securities, but interest on such securities may be paid in the form of obligations of the same type rather than cash.

Unrated Debt Securities. Each Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Bank Loans. Each Fund may invest in bank loans of any seniority. Investing in bank loans involves risks that are additional to and different from those relating to bonds and other types of debt securities.

There is less publicly available, reliable information about most bank loans than is the case for many other types of debt instruments. In certain circumstances, these loans may not be deemed to be securities and bank loans are not subject to many of the rules governing the securities markets, including disclosure requirements. As a result, bank loan investors may not have the protection of the anti-fraud provision of the federal securities laws, and must rely instead on the contractual provisions in the loan agreement and applicable common-law fraud protections. Traditionally, borrowers under bank loans make non-public information available to their lenders. However, as the universe of bank loan market participants has expanded beyond traditional lenders to include dealers, funds, and other investors who are active in the public securities markets, some participants choose not to receive such non-public information and make investment decisions based solely on public information about the borrower. If a Fund purchases a bank loan and elects not to receive non-public information with respect to the loan, it may forego information that would be relevant to its investment decisions.

An economic downturn generally leads to a higher non-payment rate for bank loans, and a loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value. In the event of the bankruptcy of a borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. No active trading market may exist for certain loans, which may impair the ability of a fund to realize full value in the event of the need to sell a loan and which may make it difficult to value loans. Adverse market conditions may impair the liquidity of some actively traded loans. To the extent that a secondary market does exist for certain loans, the market may be subject to irregular trading activity and wide bid/ask spreads, which may result in limited liquidity and pricing transparency. In addition, loans may be subject to restrictions on sales or assignment and generally are subject to extended settlement periods that may be longer than seven days.

Each Fund may not be able to unilaterally enforce all rights and remedies under a bank loan and with regard to any associated collateral. If a bank loan is acquired through a participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, and a Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, each Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

Each Fund may invest in second-lien loans, which are subordinated to claims of senior secured creditors. Because second-lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are typically lower rated and subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second-lien loans generally have greater price volatility than senior loans and may be less liquid.

Yankee Bonds. Each Fund may invest in Yankee bonds. Yankee bonds are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. Each Fund may also invest in Yankee Certificates of Deposit (“Yankee CDs”). Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect and create increased risk relative to payment of principal or interest.

Variable and Floating Rate Securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the base rate. The base rate usually is a benchmark that “floats” or changes to reflect current interest rates, such as the prime rate offered by one or more major U.S. banks. The applicable benchmark is defined by the terms of an obligation and will remain the same for the life of such obligation. If the benchmark interest rate on a floating rate security changes, the rate payable will, in turn, change at the next scheduled adjustment date.

Inflation-Indexed Securities. Inflation-indexed securities are debt securities, the principal value of which is periodically adjusted to reflect the rate of inflation as indicated by the Consumer Price Index for all Urban Consumers before seasonal adjustment (“CPI”). Inflation-indexed securities may be issued by the U.S. government, by agencies and instrumentalities of the U.S. government, and by corporations. The U.S. Treasury issues Treasury inflation-protected securities (“TIPS”) and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

The periodic adjustment of U.S. inflation-indexed securities is tied to the CPI, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services.

U.S. Government Securities

The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (FNMA), the Government National Mortgage Association (GNMA), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the FNMA, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of the FNMA and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by the FNMA and Freddie Mac are currently protected. The Agreement has been amended several times since September 7, 2008, both formally and through letter agreements. The most recent letter agreement dated January 14, 2021, stated the U.S. Treasury’s commitment to begin to establish a timeline and process to terminate the conservatorship. If the conservatorship is terminated, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac will no longer have the protection of the U.S. Treasury.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008–2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, S&P lowered its long-term sovereign credit rating of the U.S. from AAA to AA+ with a downgrade from stable outlook to negative outlook. S&P subsequently raised the negative outlook to stable outlook in June 2013, but retained the lower AA+ rating and it has not been upgraded as of the date of this SAI. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

Tax Risks

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account or other tax-advantaged arrangement, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.

Temporary Defensive Positions.

Under normal market conditions, the Fund expects to generally be fully invested according to its principal investment strategies. For temporary defensive purposes during adverse market, economic, political, or other conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents or short-term instruments such as commercial paper, money market mutual funds, or short-term U.S. government securities. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of a Fund present at the meeting if the holders of more than 50% of such Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund.

Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

2.	Make loans, except to the extent permitted under the 1940 Act.

3.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, REITs or securities of companies engaged in the real estate business.

4.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, registered investment companies, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry

Dana Limited Volatility ETF only

7.	With respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to the Fund’s investments in the securities of the U.S. government, or its agencies or instrumentalities, or other investment companies).

In determining its compliance with the fundamental investment restriction on concentration, a Fund will look through to the underlying holdings of any investment company that publicly publishes its underlying holdings on a daily basis. In addition, if an underlying investment company does not publish its holdings daily but has a policy to concentrate or has otherwise disclosed that it is concentrated in a particular industry or group of related industries, the Fund will consider such investment company as being invested in such industry or group of related industries. Additionally, in determining its compliance with the fundamental investment restriction on concentration, the Funds will look through to the user or use of private activity municipal bonds to determine their industry.

For purposes of applying the limitation set forth in the concentration policy set forth above, a Fund may use the Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, MSCI Global Industry Classification System, FTSE/Dow Jones Industry Classification Benchmark (ICB) system, or any other reasonable industry classification system (including systems developed by the Adviser) to identify each industry. A Fund’s method applying the limitations in the above concentration policy, including the classification levels used, may differ from those of the Trust’s other series.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following non-fundamental restriction, which may be changed without a shareholder vote upon 60 days’ notice to shareholders:

1.	The Dana Unconstrained Equity ETF invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.

2.	The Dana Concentrated Dividend ETF invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in dividend-paying equity securities.

3.	The Dana Limited Volatility ETF invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities that the Sub-Adviser believes contribute to the Fund’s objective of limiting volatility and preserving capital

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchanges may, but are not required to, remove Shares from the listing under any of the following circumstances: (1) an Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act of 1940; (2) a Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of an Exchange, makes further dealings on the Exchange inadvisable. The Exchanges will remove the Shares of a Fund from listing and trading upon termination of such Fund.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series are overseen by the Board, which elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

The day-to-day business of the Trust, including the management of risk, is performed by third-party service providers, such as the Adviser, the Sub-Adviser, the Distributor (defined below), and the Administrator (defined below). The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance, or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures, and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Board’s role in risk oversight begins before the inception of the Funds, at which time certain of the Funds’ service providers present the Board with information concerning the investment objective, strategies, and risks of the Funds as well as proposed investment limitations for the Funds. Additionally, the Adviser and Sub-Adviser provide the Board with an overview of, among other things, their investment philosophies, brokerage practices, and compliance infrastructures. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer and other service providers, such as the Funds’ independent registered public accounting firm, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which a Fund may be exposed.

The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser and the Sub-Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Investment Advisory Agreement with the Adviser and the Sub-Advisory Agreement with the Sub-Adviser, the Board or its designee may meet with the Adviser or the Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and the Sub-Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and the nature of each Fund’s investments.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, and Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and the Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the Funds’ independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls over financial reporting. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser or the Sub-Adviser, the Chief Compliance Officer, the independent registered public accounting firm, and other service providers, the Board and the Audit Committee learn in detail about the material risks of each Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Adviser, the Sub-Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Eric W. Falkeis serves as Chairman of the Board and is an interested person of the Trust.

The Board is composed of a majority (75 percent) of Independent Trustees. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust, even though there is no Lead Independent Trustee. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a super majority of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees (1)
Mark H.W. Baltimore Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (2019 to 2023); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016 to 2018).	[ ]	None
Dusko Culafic Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012 to 2018).	[ ]	None
Eduardo Mendoza Born: 1966	Trustee	Indefinite term; since 2018	Chief Corporate Development Officer & Head of Structured Lending (since 2024, Chief Financial Officer (2022 to 2023); Executive Vice President - Head of Capital Markets & Corporate Development (since 2019), Advisor (2017 to 2019).	[ ]	None
Interested Trustee
Eric W. Falkeis (2) Born: 1973	President, Principal Executive Officer, Trustee and Chairman	President and Principal Executive Officer since 2019, Indefinite term; Trustee and Chairman since 2018, Indefinite term

Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).

				[ ](4)	Trustee, Tidal Trust II (60 series) (since 2022); Independent Director, Muzinich Direct Lending Income Fund, Inc. (since 2023); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014 to 2018).

(1)	All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (the “Independent Trustees”).
(2)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer and Chairman of the Trust, Chief Operating Officer of Tidal Investments LLC and Chief Executive Officer of Tidal ETF Services LLC, each a Tidal Financial Group company and an affiliate of the Adviser.
(3)	The Trust, as of the date of this SAI, offers for sale to the public [ ] of the [ ] funds registered with the SEC.

(4)	Includes series of Tidal Trust II for which Mr. Falkeis also serves as Trustee.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the series of the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Trust, and to exercise their business judgment in a manner that serves the best interests of the shareholders of each series of the Trust. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes, and skills as described below.

The Trust has concluded that Mr. Baltimore should serve as a Trustee because of his substantial experience with the distribution of investment company securities and his experience with regulatory matters through his current position at Global Rhino, LLC and prior positions at Global Sight, LLC, an asset management distribution consulting firm, and at Joot, an asset management compliance services firm, and his past experience with distribution activities at the parent company of the Trust’s Distributor (defined below). The Board believes Mr. Baltimore’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Trust has concluded that Mr. Culafic should serve as a Trustee because of his substantial experience with investment management operations and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Operational Due Diligence Analyst of Aurora Investment Management, LLC, a registered investment adviser. The Board believes Mr. Culafic’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Trust has concluded that Mr. Mendoza should serve as a Trustee because of his substantial experience with credit markets and finance and his experience with financial, accounting, investment, and regulatory matters through his former positions as Managing Director (and other positions) of BMO Capital Markets, an investment bank. The Board believes Mr. Mendoza’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Trust has concluded that Mr. Falkeis should serve as a Trustee because of his substantial investment company experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services” or the “Transfer Agent”), a full service provider to ETFs, mutual funds, and alternative investment products, from 1997 to 2013. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational, technological, and risk oversight related experience through his former position as Chief Operating Officer of the advisers to the Direxion mutual fund and ETF complex. The Board believes Mr. Falkeis’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust.

Board Committees. The Board has established the following standing committees of the Board:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust and is chaired by an Independent Trustee. The Audit Committee chair presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved written charter.

The principal responsibilities of the Audit Committee include overseeing the Trust’s accounting and financial reporting policies and practices and its internal controls; overseeing the quality, objectivity and integrity of the Trust’s financial statements and the independent audits thereof; monitoring the independent auditor’s qualifications, independence, and performance; acting as a liaison between the Trust’s independent auditors and the full Board; pre-approving all auditing services to be performed for the Trust; reviewing the compensation and overseeing the work of the independent auditor (including resolution of disagreements between management and the independent auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; pre-approving all permitted non-audit services (including the fees and terms thereof) to be performed for the Trust; pre-approving all permitted non-audit services to be performed for any investment adviser or sub-adviser to the Trust by any of the Trust’s independent auditors if the engagement relates directly to the operations and financial reporting of the Trust; meeting with the Trust’s independent auditors as necessary to (1) review the arrangement for and scope of the annual audits and any special audits, (2) discuss any matters of concern relating to the Funds’ financial statements, (3) consider the independent auditors’ comments with respect to the Trust’s financial policies, procedures and internal accounting controls and Trust management’s responses thereto, and (4) review the form of opinion the independent auditors propose to render to the Board and the Funds’ shareholders; discussing with management and the independent auditor significant financial reporting issues and judgments made in connection with the preparation of the Funds’ financial statements; and reviewing and discussing reports from the independent auditors on (1) all critical accounting policies and practices to be used, (2) all alternative treatments within generally accepted accounting principles for policies and practices related to material items that have been discussed with management, (3) other material written communications between the independent auditor and management, including any management letter, schedule of unadjusted differences, or management representation letter, and (4) all non-audit services provided to any entity in the Trust that were not pre-approved by the Committee; and reviewing disclosures made to the Committee by the Trust’s principal executive officer and principal accounting officer during their certification process for the Funds’ Form N-CSR. As of the date of this SAI, the Audit Committee met [one time] with respect to the Funds.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially escalating further to other entities).

Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to identify, evaluate, and recommend candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. The Nominating Committee meets periodically, as necessary, but at least annually in November.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee and Chairman	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee and Chairman since 2018, Indefinite term	Chief Operating Officer of Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Senior Vice President of Fund Administration (since 2024), Head of Fund Administration (2023 to 2024) Tidal Investments LLC; Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Director, Hadron Specialty Insurance Company (since 2023); Compliance Advisor (2022 to 2023), Tidal Investments LLC; Senior Compliance Advisor, ACA Global (2020 to 2022).
Lissa M. Richter Born: 1979	Vice President and Secretary	Vice President since 2025, Indefinite term; Secretary since 2023, Indefinite term	Vice President of Fund Governance and Compliance (since 2024), Tidal Investments LLC; ETF Regulatory Manager (2021 to 2024) Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Vice President of Database Management (since 2024) Tidal Investments LLC, Fund Administration Manager, Tidal ETF Services LLC (2023 to 2024); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005 to 2023).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer and Chairman of the Trust, Chief Operating Officer of Tidal Investments LLC and Chief Executive Officer of Tidal ETF Services LLC, each a Tidal Financial Group company and an affiliate of the Adviser.

Trustee Ownership of Shares. The Funds are required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

As of December 31, 2024, the Fuds had not commenced operations and no Shares were outstanding. As of December 31, 2024, Mr. Culafic beneficially owned shares of certain series of the Trust as follows, and no other Trustee owned shares of any series of the Trust:

Trustee	Dollar Range of Shares Owned in the Funds	Aggregate Dollar Range of Shares of Series of the Trust
Dusko Culafic	None	$50,001 - $100,000

As of December 31, 2024, neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Adviser, the Sub-Adviser, the Distributor (as defined below), or an affiliate of the Adviser, the Sub-Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Sub-Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families had a direct or indirect interest, the value of which exceeds $120,000 in (i) the Adviser, the Sub-Adviser, the Distributor or any of their affiliates; (ii) any transaction or relationship in which such entity, the Funds, the Trust, any officer of the Trust, the Adviser, the Sub-Adviser, the Distributor, or any of their affiliates was a party; or (iii) any other relationship related to payments for property or services to the Funds, the Trust, any officer of the Trust, the Adviser, the Sub-Adviser, the Distributor, or any of their affiliates.

Board Compensation. The Independent Trustees each receive $30,000 for each regular meeting attended, $5,000 for each special meeting attended, and $1,000 for each standalone audit committee meeting attended, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. The Audit Committee Chair receives an annual fee of $35,000. The Trust has no pension or retirement plan.

The following table shows the compensation estimated to be earned by each Trustee for the Fund’s fiscal year ending [ ]. Independent Trustee fees are paid by the Adviser or sub-adviser (for series that are sub-advised) to each series of the Trust and not by the Funds. Trustee compensation shown below does not include estimated reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Estimated Compensation From the Funds(1)	Total Estimated Compensation From Fund Complex Paid to Trustees(1)(2)
Interested Trustees
Eric W. Falkeis	$0	$0
Independent Trustees
Mark H.W. Baltimore	$0	$[ ]
Dusko Culafic	$0	$[ ]
Eduardo Mendoza	$0	$[ ]

(1)	Compensation is based on estimated amounts for the fiscal year.
(2)	The Trust, as of the date of this SAI, offers for sale to the public [ ] of the [ ] funds registered with the SEC.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.

As of the date of this SAI, the Funds had not yet commenced operations and no Shares were outstanding.

CODES OF ETHICS

The Trust, the Adviser, and the Sub-Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Sub-Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by a Fund. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, the Adviser, or the Sub-Adviser and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust, the Adviser, or the Sub-Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be found on the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that are used when voting proxies on behalf of each Fund.

In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.

When available, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling [ ], (2) on the Fund’s website at www.[ ].com, and (3) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Tidal Investments LLC, a Tidal Financial Group company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser also oversees the trading of portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. Under the Advisory Agreement, the Adviser is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. Under the Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds except for the Excluded Expenses, as defined in the Prospectus. For services provided to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate based on the applicable Fund’s average daily net assets as set forth in the table below.

Name of Fund	Management Fee
Dana Unconstrained Equity ETF	[ ]%
Dana Concentrated Dividend ETF	[ ]%
Dana Limited Volatility ETF	[ ]%

The Advisory Agreement with respect to each Fund will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to the Funds, so long as its continuance is approved at least annually (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding, or sale of any security.

The Funds are new, and the Funds have not paid fees to the Adviser pursuant to the Advisory Agreement as of the date of this SAI.

INVESTMENT SUB-ADVISER

The Adviser has retained Dana Investment Advisors, Inc., a registered investment adviser located at 20700 Swenson Drive, Suite 400, Waukesha, Wisconsin 53186, to serve as the investment sub-adviser to the Funds pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and the Sub-Adviser. The Sub-Adviser provides portfolio management services to the Funds.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including making recommendations for the securities purchased and sold by the Funds, subject to the approval of the Adviser and the supervision of the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of [ ]% of the average daily net assets of each Fund. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligations for each Fund, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by each Fund’s unitary management fee. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal ETF Services, LLC, a Tidal Financial Group company, the Funds’ administrator and an affiliate of the Adviser.

The Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement with respect to the Funds is renewable from year to year, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time, without penalty, by the Board, including a majority of the Independent Trustees, or by the vote of a majority of the outstanding voting securities of the Funds, on 60 days’ written notice to the Adviser and the Sub-Adviser, or by the Adviser or Sub-Adviser on 60 days’ written notice to the Trust and the other party.

The Sub-Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its agreement with the Trust.

The Funds are new, and the Adviser has not paid fees to the Sub-Adviser as of the date of this SAI.

PORTFOLIO MANAGERS

The Funds are managed by David Stamm, David Weinstein, Daniel Sievers, Sean McLeod, Mikhail (Mike) Alkhazov, Joseph Veranth, Robert Leuty, and Matthew Slowinski, each a Portfolio Manager for the Sub-Adviser, and Stephen Foy and Charles A. Ragauss, each a Portfolio Manager for the Adviser.

Other Accounts. In addition to the Funds for which each serves as portfolio manager, as noted below, the portfolio managers managed the following other accounts as of [ ]:

David Stamm, CFA, Senior Vice President and Portfolio Manager for the Sub-Adviser - Dana Concentrated Dividend ETF

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

David Weinstein, JD, Senior Vice President and Portfolio Manager for the Sub-Adviser - Dana Unconstrained Equity ETF

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Daniel Sievers, CFA, Vice President and Portfolio Manager for the Sub-Adviser - Dana Unconstrained Equity ETF

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Sean McLeod, CFA, Vice President and Portfolio Manager & Analyst for the Sub-Adviser - Dana Concentrated Dividend ETF

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Mikhail (Mike) Alkhazov, CFA, Vice President and Portfolio Manager & Analyst for the Sub-Adviser - Dana Concentrated Dividend ETF

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Joseph Veranth, CFA, Chief Investment Officer and Portfolio Manager for the Sub-Adviser - Dana Unconstrained Equity ETF and Dana Limited Volatility ETF

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Robert Leuty, CFA, Director of Fixed Income and Portfolio Manager for the Sub-Adviser - Dana Limited Volatility ETF

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Matthew. Slowinski, CFA, Senior Vice President and Portfolio Manager for the Sub-Adviser - Dana Limited Volatility ETF

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Stephen Foy, Portfolio Manager for the Adviser – All Funds

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser – All Funds

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Portfolio Manager Fund Ownership. Each Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Funds have not yet commenced operations and no Shares were owned by the portfolio managers.

Portfolio Manager Compensation. Messrs. Stamm, Weinstein, Sievers, McLeod, Alkhazov, Veranth, Leuty, and Slowinski are compensated with a combination of base salary and incentive bonuses. Bonuses are tied to individual goals and objectives (including client retention and strategy performance) and the overall profitability of the firm. A comprehensive benefits package, including health, disability, dental, and life insurance, is also included as is a retirement plan package with a generous profit-sharing plan and employee elective 401(k).

Mr. Foy is compensated by the Adviser with a base salary and a discretionary bonus based on the financial performance and profitability of the Adviser, and not based on the performance of the Fund. As of the date of this SAI, he has been issued membership units in the Adviser that have not yet vested. Once the membership units vest, Mr. Foy may benefit indirectly from the revenue generated by the Fund’s Advisory Agreement with the Adviser.

Mr. Ragauss is compensated by the Adviser with a base salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of the Fund. Mr. Ragauss is an equity owner of the Adviser, and therefore may benefit indirectly from the revenue generated by the Fund’s Advisory Agreement with the Adviser.

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. For instance, the portfolio managers may receive fees from certain accounts that are higher than the fees received from a Fund, or receive a performance-based fee on certain accounts. In those instances, a portfolio manager has an incentive to favor the higher and/or performance-based fee accounts over a Fund. In addition, a conflict of interest exists to the extent the Sub-Adviser has proprietary investments in certain accounts, or where the portfolio managers or other employees have personal investments in certain accounts. To mitigate these conflicts, however, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the firm manages are fairly and equitably allocated.

THE DISTRIBUTOR

The Trust and Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”), are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of the Fund and (2) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

The Funds are new and have not incurred any underwriting commissions and the Distributor has not retained any amounts as of the date of this SAI.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker dealers, banks, and other financial intermediaries (“Intermediaries”) for certain activities related to a Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars, and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to such adviser, broker, or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker, or investment professional if they receive similar payments from their Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments their Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call [ ].

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Disinterested Trustees”). None of the Trustees have a direct or indirect financial interest in the Plan or in any agreements related to the Plan. The Plan may be continued from year-to-year only if the Board, including a majority of the Disinterested Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit the Funds by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance each Fund’s ability to sell shares and access important distribution channels.

The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

The Plan provides that a Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, a Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing, or arranging for others to provide, shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (2) marketing and promotional services, including advertising; (3) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, mutual fund supermarkets, and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (7) such other services and obligations as are set forth in the Distribution Agreement.

ADMINISTRATOR

Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator. The Administrator is located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. Pursuant to a Fund Administration Servicing Agreement between the Trust and the Administrator, the Administrator provides the Trust with, or arranges for, administrative, compliance and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, officers or employees of the Administrator serve as the Trust’s principal executive officer, principal financial officer, and chief compliance officer, the Administrator coordinates the payment of Fund-related expenses, and the Administrator manages the Trust’s relationships with its various service providers. As compensation for the services it provides, the Administrator receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. The Administrator also is entitled to certain out-of-pocket expenses for the services mentioned above.

The Funds are new, and the Administrator has not received any fees for administrative services to the Funds as of the date of this SAI.

SUB-ADMINISTRATOR AND TRANSFER AGENT

Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ sub-administrator and transfer agent.

Pursuant to a Fund Sub-Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Global Fund Services, Global Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Global Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Global Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The Funds are new, and Global Fund Services has not received any fees for sub-administrative services to the Funds as of the date of this SAI.

CUSTODIAN

Pursuant to a Custody Agreement, U.S. Bank National Association (“U.S. Bank”), 1555 North RiverCenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian (the “Custodian”) of the Funds’ assets. U.S. Bank is the parent company of Global Fund Services. The Custodian holds and administers the assets in each Fund’s portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

LEGAL COUNSEL

Godfrey & Kahn, S.C., located at 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as legal counsel for the Trust and the Independent Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[], serves as the independent registered public accounting firm for the Funds, providing services which include: (1) auditing the annual financial statements for the Funds; and (2) the review of the annual federal income tax returns filed on behalf of the Funds.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day a Fund is open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchanges via the National Securities Clearing Corporation (“NSCC”).

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in the applicable Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the applicable Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters upon the written request of shareholders holding at least a majority of the outstanding shares of the Trust entitled to vote at such meeting. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee, or agent of the Trust, and, upon due approval of the Trustees, any person who is serving or has served at the Trust’s request as a director, officer, partner, trustee, employee, agent, or fiduciary of another organization with respect to any alleged acts or omissions while acting within the scope of a Trustee’s service in such a position. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for a Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

DERIVATIVE ACTIONS

Pursuant to the Trust’s Declaration of Trust, and subject to the limitations disclosed in the Declaration of Trust, a Fund shareholder may not bring a derivative action unless (i) the complaining shareholders have made a written demand (a “pre-suit demand”) to the Board requesting that they cause the Trust or affected series or class of the Trust, as applicable, to file the action itself; (ii) shareholders owning shares representing no less than a majority of the then outstanding shares of the Trust or the affected series or class, as applicable, must join in bringing the derivative action; and (iii) the Board has been given at least 30 days to consider the demand for derivative action. The Declaration of Trust further provides that in evaluating a pre-suit demand the Board may retain counsel or other advisors in considering the merits of the request and may require an undertaking by the shareholders making such pre-suit demand to reimburse the Trust for the expense of any such advisors in the event that the Board determines not to bring such action. The provision requiring a majority of shareholders of the Trust, or the affected series or class, as applicable, and the provision that the Board may require an undertaking by the shareholders making a pre-suit demand to reimburse the Trust for the expense of any advisers retained by the Board in evaluating the merits of the pre-suit demand do not apply to claims arising under federal securities laws.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser, as applicable, from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker-dealer for each specific transaction, the Adviser chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Purchase and Redemption of Shares in Creation Units — Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units — Creation Transaction Fee” and “ — Redemption Transaction Fee”, each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Adviser may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.

Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.

The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the expenses of the Adviser to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Adviser (if applicable) and the Board, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The Funds are new and have not paid any brokerage commissions as of the date of this SAI

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, or the Adviser or the Sub-Adviser for a commission in conformity with the 1940 Act, the 1934 Act, and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

The Funds are new and have not paid brokerage commissions to any registered broker-dealer affiliates of the Funds or the Adviser as of the date of this SAI.

Directed Brokerage. The Funds are new and have not paid any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.

Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of a Fund are the ten brokers or dealers that, during the most recent fiscal year (1) received the greatest dollar amounts of brokerage commissions from a Fund’s portfolio transactions, (2) engaged as principal in the largest dollar amounts of portfolio transactions of a Fund, or (3) sold the largest dollar amounts of Shares.

The Funds are new and did not own equity securities of its regular broker-dealers or their parent companies as of the date of this SAI.

PORTFOLIO TURNOVER RATE

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities and securities transferred in-kind) by the average market value of the Fund. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing, and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

The Funds are new and do not have portfolio turnover rates to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number, and at such place as such DTC Participant may reasonably request, in order that such notice, statement, or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners; or payments made on account of beneficial ownership interests in Shares; or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interest, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the applicable Fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchanges.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below) computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Funds, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchanges (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Fund may change from time to time.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (1) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (2) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to purchase Creation Units is [ ] p.m. Eastern time which time may be modified by each Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when an Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the applicable Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Funds, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone, or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities), and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than [ ] p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. The typical Settlement Date for each purchase transaction will be within one day of the Order Placement Date (commonly referred to as “T+1”), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form, and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by [ ] p.m. Eastern Time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by [ ] p.m. Eastern Time on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the next Business Day following the day on which the purchase order is deemed received by the Transfer Agent, as discussed above. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (1) the Cash Component, plus (2) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by [ ] p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent, plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to a Fund including, without limitation, if (1) the order is not in proper form; (2) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (3) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares of the applicable Fund; (4) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (5) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (6) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian, and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Notwithstanding the Trust’s ability to reject an order for creation units, the Trust will only do so in a manner consistent with Rule 6c-11 under the 1940 Act, and SEC guidance relating thereto, including the ability of the Trust to suspend orders only in limited times and extraordinary circumstances. Additionally, a suspension of creation units by the Trust, on behalf of a Fund, will not impair the arbitrage mechanism for investors.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to a Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
$[ ]	[ ]%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities (defined below) from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE FUND WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by a Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for each Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to a Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
$[ ]	[ ]%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to [ ] p.m. Eastern time. A redemption request is considered to be in “proper form” if (1) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (2) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers, or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. The typical Settlement Date for each redemption transaction will be within one day of the Order Placement Date (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

The Trust may in its discretion exercise its option to cause a Fund to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the applicable Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or an investor for which it is acting, subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units, may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

Because the portfolio securities of a Fund may trade on other exchanges on days that the applicable Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their Shares, or to purchase or sell Shares on such Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which an Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on an Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the applicable Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NAV

NAV per Share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by Global Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating a Fund’s NAV per Share, the Fund’s investments are generally valued using market valuations last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. A market valuation generally means a valuation (1) obtained from an exchange, a pricing service, or a major market maker (or dealer); (2) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer); or (3) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. A Fund may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

When market prices are not “readily available” or are deemed to be unreliable, consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as each Fund’s Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”

General Policies.

Each Fund intends to pay out dividends and interest income, if any, and distribute any net realized capital gains to its shareholders at least annually.

The Funds will declare and pay income and capital gains distributions, if any, in cash. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Each Fund makes additional distributions to the extent necessary (1) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (2) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income at the Fund level.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the applicable Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local, or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.

Taxation of the Funds. Each Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, each Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to be taxed as a RIC, a Fund must distribute in each taxable year at least 90% of its “investment company taxable income” for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain, and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (1) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (2) at the end of each quarter of a Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, such Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, a Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, such Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

A Fund may elect to treat part or all of any “qualified late-year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late-year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late-year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, subject to special rules in the event a Fund makes an election under Section 4982(e)(4) of the Code, (commonly referred to as “post-October losses”), and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to a Fund and may not be distributed as capital gains to its shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

A Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period generally ending on October 31 of that year, or, if the Fund makes an election under Section 4982(e)(4) of the Code, the Fund’s fiscal year, subject to an increase for any shortfall in the prior year’s distribution. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders for each taxable year. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. A Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (1) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated; (2) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities; and (3) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions. Each Fund intends to distribute quarterly, to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid) and its net tax-exempt income, if any. The Fund intends to distribute annually to its shareholders any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholders receive these distributions in cash or reinvest them in additional Shares.

Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates. Due to a Fund’s principal investment strategies, described in the Prospectus, a Fund may have only a limited amount of or no qualified dividend income to distribute.

Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain “qualified foreign corporations.” Subject to certain limitations, “qualified foreign corporations” include those incorporated in territories of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an ETF or an underlying fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if a Fund does not meet certain holding period and other requirements with respect to dividend paying stocks in its portfolio, or the shareholder does not meet certain holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by a Fund of its net short-term capital gains will be taxable to shareholders as ordinary income.

In the case of corporate shareholders, certain dividends received by a Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to a Fund from other RICs are not eligible for the dividends-received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November, or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued final Treasury Regulations that permit a dividend or part of a dividend paid by a RIC and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund Shares.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of (1) a taxpayer’s investment income, net of deductions properly allocable to such income; or (2) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). A Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who have not held Shares for a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for an exchanger who does not mark-to-market its portfolio), or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares composing the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of a Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 and 362 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction, and whether the wash sales rule applies, and when a loss may be deductible.

Taxation of Fund Investments. Certain of a Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect a Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by a Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, and defer losses. These rules could therefore affect the character, amount, and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding Fund-level income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

As stated above, each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain options contracts subject to Code Section 1256 (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirement and for avoiding the excise tax discussed above. Accordingly, to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so.

Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that they are not subject to “backup withholding;” or (4) fails to provide a certified statement that they are a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Foreign Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in a Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts, and estates) are generally subject to a U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well). Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally nonrefundable 30% tax on (1) distributions of investment company taxable income and (2) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in a Fund if, for example, (1) such Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”); (2) such Fund invests in a REIT that is a taxable mortgage pool (“TMP”), or that has a subsidiary that is a TMP, or that invests in the residual interest of a REMIC; or (3) Shares in such Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886 (Reportable Transaction Disclosure Statement). Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. In those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by a Fund may differ from federal tax treatment.

FINANCIAL STATEMENTS

Financial statements and annual reports will be available after the Funds have completed a fiscal year of operations. When available, you may request a copy of the Funds’ annual report at no charge by calling [ ] or through the Funds’ website at www.[ ].com.

TIDAL ETF TRUST

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.			Description of Exhibit

(a)	(i)		Certificate of Trust of Tidal ETF Trust (the “Trust” or the “Registrant”) previously filed with the Trust’s Registration Statement on Form N-1A on September 12, 2018 and is incorporated herein by reference.
	(ii)		Registrant’s Declaration of Trust previously filed with the Trust’s Registration Statement on Form N-1A on September 12, 2018 and is incorporated herein by reference.
	(iii)		Organizational Documents for Toroso Cayman Subsidiary I (for the Acruence Active Hedge U.S. Equity ETF).
		(1)	Investment Advisory Agreement previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(3)	Certificate of Incorporation previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(4)	Tax Undertaking previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(5)	Private Investment Company Custodian Agreement previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
	(iv)		Organizational Documents for HFND Cayman Subsidiary (for the Unlimited HFND Multi-Strategy Return Tracker ETF).
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
		(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
		(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
		(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
	(v)		Organizational Documents for Unlimited HFGM Cayman Subsidiary (for the Unlimited HFGM Global Macro ETF).
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
		(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
		(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
		(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
	(vi)		Organizational Documents for Unlimited HFMF Cayman Subsidiary (for the Unlimited HFMF Managed Futures ETF).
(1) Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
(2) Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
(3) Certificate of Incorporation, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
(4) Tax Undertaking, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
(5) Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
	(vii)		Organizational Documents for Cayman Subsidiary (for the Unlimited Ultra HFND Multi-Strategy ETF).
(1) Form of Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
(2) Memorandum and Articles of Association – to be filed by amendment.

		(3)	Certificate of Incorporation – to be filed by amendment.
		(4)	Tax Undertaking – to be filed by amendment.
		(5)	Private Investment Company Custodian Agreement – to be filed by amendment.
	(viii)		Organizational Documents for Cayman Subsidiary (for the Unlimited Low-Beta HFND Multi-Strategy ETF).
		(1)	Form of Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association – to be filed by amendment.
		(3)	Certificate of Incorporation – to be filed by amendment.
		(4)	Tax Undertaking – to be filed by amendment.
		(5)	Private Investment Company Custodian Agreement – to be filed by amendment.
(b)			Registrant’s Amended and Restated By-Laws previously filed with Post-Effective Amendment No. 148 on Form N-1A on September 23, 2022 and is incorporated herein by reference.
(c)			Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)
	(i)		Investment Advisory Agreement between the Trust (on behalf of SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF f/k/a SoFi 50 ETF and SoFi Be Your Own Boss ETF f/k/a SoFi Gig Economy ETF (the SoFi ETFs)) and Tidal Investments LLC (f/k/a Toroso Investments, LLC (Toroso)) previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
		(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SoFi ETFs) and Toroso (adding the SoFi Weekly Income ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.
		(2)	Second Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SoFi ETFs) and Toroso (adding the SoFi Weekly Dividend ETF) previously filed with Post-Effective Amendment No. 55 on Form N-1A on May 5, 2021 and is incorporated herein by reference.
		(3)	Third Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SoFi ETFs) and Toroso (adding the SoFi Web 3 ETF) previously filed with Post-Effective Amendment No. 127 on Form N-1A on June 30, 2022 and is incorporated herein by reference.
		(4)	Fourth Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SoFi ETFs) and Toroso (adding the SoFi Enhanced Yield ETF) previously filed with Post-Effective Amendment No. 201 on Form N-1A on November 9, 2023 and is incorporated herein by reference.
	(ii)		Investment Advisory Agreement between the Trust (on behalf of RPAR Risk Parity ETF) and Toroso previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.
		(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of the RPAR Risk Parity ETF) and Toroso (adding the UPAR Ultra Risk Parity ETF) previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.
	(iii)		Investment Advisory Agreement between the Trust (on behalf of SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) and Toroso) previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.
		(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) and Toroso (adding the SP Funds S&P Global REIT Sharia ETF (collectively, the SP Funds)) previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.
		(2)	Second Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SP Funds) and Toroso previously filed with Post-Effective Amendment No. 99 on Form N-1A on March 29, 2022 and is incorporated herein by reference.
		(3)	Third Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SP Funds) and Toroso previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
		(4)	Fourth Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SP Funds) and Toroso previously filed with Post-Effective Amendment No. 206 on Form N-1A on December 14, 2023 and is incorporated herein by reference.
		(5)	Fifth Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SP Funds) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 240 on Form N-1A on December 17, 2024 and is incorporated herein by reference.
	(iv)		Investment Advisory Agreement between the Trust (on behalf of Leatherback Long/Short Absolute Return ETF and Leatherback Long/Short Alternative Yield ETF (the Leatherback ETFs)) and Toroso previously filed with Post-Effective Amendment No. 29 on Form N-1A on October 9, 2020 and is incorporated herein by reference.
	(v)		Investment Advisory Agreement between the Trust (on behalf of Adasina Social Justice All Cap Global ETF) and Toroso previously filed with Post-Effective Amendment No. 39 on Form N-1A on December 7, 2020 and is incorporated herein by reference.

(vi)		Investment Advisory Agreement between the Trust (on behalf of Gotham Enhanced 500 ETF) and Toroso previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of the Gotham Enhanced 500 ETF) and Toroso (adding the Gotham 1000 Value ETF) previously filed with Post-Effective Amendment No. 118 on Form N-1A on June 3, 2022 and is incorporated herein by reference.
	(2)	Second Amendment to the Investment Advisory Agreement between the Trust (on behalf of the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF) and Toroso (adding the Gotham Short Strategies ETF) previously filed with Post-Effective Amendment No. 200 on Form N-1A on November 1, 2023 and is incorporated herein by reference.
(vii)		Investment Advisory Agreement between the Trust (on behalf of ATAC US Rotation ETF) and Toroso) previously filed with Post-Effective Amendment No. 35 on Form N-1A on November 13, 2020 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of ATAC US Rotation ETF) and Toroso (adding the ATAC Credit Rotation ETF) previously filed with Post-Effective Amendment No. 66 on Form N-1A on July 14, 2021 and is incorporated herein by reference.
	(2)	Second Amendment to the Investment Advisory Agreement between the Trust (on behalf of the ATAC US Rotation ETF and ATAC Credit Rotation ETF) and Toroso (adding the ATAC Equity Leverage Rotation ETF) previously filed with Post-Effective Amendment No. 157 on Form N-1A on December 13, 2022 and is incorporated herein by reference.
(viii)		Investment Advisory Agreement between the Trust (on behalf of Sound Fixed Income ETF, Sound Enhanced Fixed Income ETF, Sound Equity Dividend Income ETF (f/k/a Sound Equity Income ETF), Sound Enhanced Equity Income ETF, and Sound Total Return ETF (the Sound Income ETFs)) and Toroso previously filed with Post-Effective Amendment No. 41 on Form N-1A on December 29, 2020 and is incorporated herein by reference.
(ix)		Investment Advisory Agreement between the Trust (on behalf of Acruence Active Hedge U.S. Equity ETF) and Toroso previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
(x)		Investment Advisory Agreement between the Trust (on behalf of SonicShares Airlines, Hotels, Cruise Lines ETF) and Toroso previously filed with Post-Effective Amendment No. 57 on Form N-1A on May 11, 2021 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of SonicShares Airlines, Hotels, Cruise Lines ETF) and Toroso (adding the SonicShares Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.
(xi)		Investment Advisory Agreement between the Trust (on behalf of American Customer Satisfaction ETF) and Toroso previously filed with Post-Effective Amendment No. 59 on N-1A on May 21, 2021 and is incorporated herein by reference.
(xii)		Investment Advisory Agreement between the Trust (on behalf of ZEGA Buy and Hedge ETF) and Toroso previously filed with Post-Effective Amendment No. 64 on Form N-1A on June 25, 2021 and is incorporated herein by reference.
(xiii)		Investment Advisory Agreement between the Trust (on behalf of FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF) and Toroso previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of FolioBeyond Alternative Income and Interest Rate Hedge ETF) and Toroso (adding the FolioBeyond Enhanced Fixed Income Premium ETF) previously filed with Post-Effective Amendment No. 245 on Form N-1A on January 13, 2025 and is incorporated herein by reference.
(xiv)		Investment Advisory Agreement between the Trust (on behalf of the Residential REIT ETF f/k/a Residential REIT Income ETF and prior thereto Home Appreciation U.S. REIT ETF (the Residential REIT ETF)) and Toroso previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of the Intelligent Real Estate ETF) and Toroso (adding the Intelligent Real Estate ETF f/k/a Private Real Estate Strategy via Liquid REITs ETF prior thereto Non-Traded REIT Fund Tracker ETF (collectively, the Armada ETFs)) previously filed with Post-Effective Amendment No. 180 on Form N-1A on June 2, 2023 and is incorporated herein by reference.
	(2)	Second Amendment to the Investment Advisory Agreement between the Trust (on behalf of the Armada ETFs) and Toroso previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
(xv)		Investment Advisory Agreement between the Trust (on behalf of Aztlan Global Stock Selection DM SMID ETF) and Toroso previously filed with Post-Effective Amendment No. 137 on Form N-1A on August 15, 2022 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust and Toroso (adding Aztlan North America Nearshoring Stock Selection ETF) previously filed with Post-Effective Amendment No. 203 on Form N-1A on November 21, 2023 and is incorporated herein by reference.

(xvi)		Investment Advisory Agreement between the Trust (on behalf of Unlimited HFND Multi-Strategy Return Tracker ETF) and Toroso previously filed with Post-Effective Amendment No. 149 on Form N-1A on September 26, 2022 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust and Toroso (adding the Unlimited HFEQ Equity Long/Short ETF, Unlimited HFGM Global Macro ETF, Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited HFMF Managed Futures ETF, Unlimited Ultra HFND Multi-Strategy ETF and Unlimited Low-Beta HFND Multi-Strategy ETF (formerly known as Unlimited HFEQ Equity Long/Short Return Tracker ETF, Unlimited HFGM Global Macro Return Tracker ETF, Unlimited HFEV Event Driven Return Tracker ETF, Unlimited HFFI Fixed Income Return Tracker ETF, Unlimited HFEM Emerging Markets Return Tracker ETF, Unlimited HFMF Managed Futures Return Tracker ETF and Unlimited Ultra HFND Multi-Strategy Return Tracker ETF) (the Unlimited ETFs)) previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
(xvii)		Investment Advisory Agreement between the Trust (on behalf of God Bless America ETF) and Toroso previously filed with Post-Effective Amendment No. 148 on Form N-1A on September 23, 2022 and is incorporated herein by reference.
(xviii)		Investment Advisory Agreement between the Trust (on behalf of Academy Veteran Impact ETF) and Toroso previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
(xix)		Investment Advisory Agreement between the Trust (on behalf of the Unusual Whales Subversive Democratic Trading ETF and Unusual Whales Subversive Republican Trading ETF (the Unusual Whales ETFs) and Tidal Investments LLC previously filed with Post-Effective Amendment No. 237 on Form N-1A on November 27, 2024 and is incorporated herein by reference.
(xx)		Investment Advisory Agreement between the Trust (on behalf of the Digital Asset Debt Strategy ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
(xxi)		Investment Advisory Agreement between the Trust (on behalf of The Free Markets ETF) and Tidal Investments LLC – to be filed by amendment.
(xxii)		Investment Advisory Agreement between the Trust (on behalf of ATAC Rotation Fund) and Tidal Investments LLC – to be filed by amendment.
(xxiii)

Investment Advisory Agreement between the Trust (on behalf of Dana Unconstrained Equity ETF, Dana Concentrated Dividend ETF and Dana Limited Volatility ETF (the DANA ETFs)) and Tidal Investments LLC – to be filed by amendment.

(xxiv)		Investment Sub-Advisory Agreement between Toroso and ShariaPortfolio, Inc. (for the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.
(xxv)		Investment Sub-Advisory Agreement between Toroso and ShariaPortfolio, Inc. (for the SP Funds S&P Global REIT Sharia ETF) previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.
(xxvi)		Investment Sub-Advisory Agreement between Toroso and Leatherback Asset Management, LLC (for the Leatherback ETFs) previously filed with Post-Effective Amendment No. 29 on Form N-1A on October 9, 2020 and is incorporated herein by reference.
(xxvii)		Amended and Restated Investment Sub-Advisory Agreement between Tidal and Robasciotti & Associates, Inc., doing business as Adasina Social Capital (Adasina) (for the Adasina Social Justice All Cap Global ETF), previously filed with Post-Effective Amendment No. 228 on Form N-1A on September 24, 2024 and is incorporated herein by reference.
(xxviii)		Investment Sub-Advisory Agreement between Toroso and Gotham Asset Management, LLC (Gotham) (for the Gotham Enhanced 500 ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.
(xxix)		Investment Sub-Advisory Agreement between Toroso and Sound Income Strategies, LLC (for the Sound Income ETFs) previously filed with Post-Effective Amendment No. 41 on Form N-1A on December 29, 2020 and is incorporated herein by reference.
(xxx)		Investment Sub-Advisory Agreement between Toroso and Acruence Capital, LLC (for the Acruence Active Hedge U.S. Equity ETF) previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
(xxxi)		Investment Sub-Advisory Agreement between Toroso and FolioBeyond, LLC (for the FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF) previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Sub-Advisory Agreement between Trust and FolioBeyond, LLC (adding FolioBeyond Enhanced Fixed Income Premium ETF) previously filed with Post-Effective Amendment No. 245 on Form N-1A on January 13, 2025 and is incorporated herein by reference.
(xxxii)		Investment Sub-Advisory Agreement between Tidal and Armada ETF Advisors LLC (Armada) for the Residential REIT ETF and Intelligent Real Estate ETF), previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.

		(1)	First Amendment to the Investment Sub-Advisory Agreement between Tidal and Armada (for the Residential REIT ETF and Intelligent Real Estate ETF), previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
	(xxxiii)		Investment Sub-Advisory Agreement between Toroso and Gotham (for the Gotham 1000 Value ETF) previously filed with Post-Effective Amendment No. 118 on Form N-1A on June 3, 2022 and is incorporated herein by reference.
		(1)	First Amendment to the Investment Sub-Advisory Agreement between Toroso and Gotham (adding the Gotham Short Strategies ETF) previously filed with Post-Effective Amendment No. 200 on Form N-1A on November 1, 2023 and is incorporated herein by reference.
	(xxxiv)		Investment Sub-Advisory Agreement between Toroso and Unlimited Funds, Inc. (for the Unlimited HFND Multi-Strategy Return Tracker ETF) previously filed with Post-Effective Amendment No. 149 on Form N-1A on September 26, 2022 and is incorporated herein by reference.
		(1)	First Amendment to the Investment Sub-Advisory Agreement between Toroso and Unlimited Funds, Inc. (adding the Unlimited ETFs) - previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
	(xxxv)		Investment Sub-Advisory Agreement between Toroso and Curran Financial Partners, LLC (for the God Bless America ETF) previously filed with Post-Effective Amendment No. 148 on Form N-1A on September 23, 2022 and is incorporated herein by reference.
		(1)	First Amendment to the Investment Sub-Advisory Agreement between Toroso and Curran Financial Partners, LLC (for the God Bless America ETF), previously filed with Post-Effective Amendment No. 231 on Form N-1A on October 17, 2024 and is incorporated herein by reference.
	(xxxvi)		Investment Sub-Advisory Agreement between Toroso and Academy Asset Management, LLC d/b/a Academy Asset Management (for the Academy Veteran Impact ETF) previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
	(xxxvii)		Investment Sub-Advisory Agreement between Tidal and AlphaBit Investments, LLC (for the Digital Asset Debt Strategy ETF), previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
	(xxxviii)		Investment Sub-Advisory Agreement between Tidal and SYKON Asset Management LLC (for The Free Markets ETF) – to be filed by amendment.
	(xxxix)		Investment Sub-Advisory Agreement between Tidal and Point Bridge Capital, LLC (for The Free Markets ETF) – to be filed by amendment.
	(xl)		Investment Sub-Advisory Agreement between Tidal and Tactical Rotation Management, LLC (for The Free Markets ETF) – to be filed by amendment.
	(xli)		Investment Sub-Advisory Agreement between Tidal and Tactical Rotation Management, LLC (for the ATAC Rotation Fund) – to be filed by amendment.
	(xlii)		Investment Sub-Advisory Agreement between Tidal and Tactical Rotation Management, LLC (for the ATAC Credit Rotation ETF, ATAC US Rotation ETF and ATAC Equity Leverage Rotation ETF)., previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
	(xliii)		Investment Sub-Advisory Agreement between Tidal and Dana Investment Advisors, Inc. (for the Dana ETF) – to be filed by amendment.
(e)	(i)		Amended and Restated ETF Distribution Agreement between the Trust and Foreside Fund Services, LLC (Foreside) previously filed with Post-Effective Amendment No. 206 on Form N-1A on December 14, 2023 and is incorporated herein by reference.
		(1)	First Amendment to the Amended and Restated ETF Distribution Agreement previously filed with Post-Effective Amendment No. 237 on Form N-1A on November 27, 2024 and is incorporated herein by reference.
		(2)	Second Amendment to the Amended and Restated ETF Distribution Agreement between the Trust and Foreside (adding the Digital Asset Debt Strategy ETF), previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
		(3)	Third Amendment to the Amended and Restated ETF Distribution Agreement between the Trust and Foreside (adding The Free Markets ETF) – to be filed by amendment.
		(4)	Fourth Amendment to the Amended and Restated ETF Distribution Agreement between the Trust and Foreside (adding the Dana ETFs) – to be filed by amendment.
	(ii)		Distribution Agreement between the Trust and Foreside (on behalf of the ATAC Rotation Fund) – to be filed by amendment.
	(iii)		Form of Authorized Participant Agreement previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.

	(iv)		Distribution Services Agreement between Toroso and Foreside previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(v)		Distribution Services Agreement (Mutual Funds) between Tidal and Foreside – to be filed by amendment.
(f)			Not applicable.
(g)	(i)		Custody Agreement between the Trust and U.S. Bank National Association previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
		(1)	First Amendment to Custody Agreement (adding the SoFi ETFs) previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
		(2)	Second Amendment to Custody Agreement (adding the RPAR Risk Parity ETF) previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.
		(3)	Third Amendment to Custody Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.
		(4)	Fourth Amendment to Custody Agreement previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.
		(5)	Fifth Amendment to Custody Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.
		(6)	Sixth Amendment to Custody Agreement (adding the Gotham Enhanced 500 ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.
		(7)	Seventh Amendment to Custody Agreement (adding the SP Funds S&P Global REIT Sharia ETF, and Sound Income ETFs) previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.
		(8)	Eighth Amendment to Custody Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares Airlines, Hotels, Cruise Lines ETF, and the American Customer Satisfaction ETF) previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(9)	Ninth Amendment to Custody Agreement (adding the SoFi Smart Energy ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.
		(10)	Tenth Amendment to Custody Agreement (adding the SonicShares Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.
		(11)	Eleventh Amendment to Custody Agreement (adding the FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF) previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.
		(12)	Twelfth Amendment to Custody Agreement (adding the UPAR Ultra Risk Parity ETF) previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.
		(13)	Thirteenth Amendment to Custody Agreement (adding the Residential REIT ETF) previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.
		(14)	Amended and Restated Sixteenth Amendment to Custody Agreement (adding the Gotham 1000 Value ETF) previously filed with Post-Effective Amendment No. 127 on Form N-1A on June 30, 2022 and is incorporated herein by reference.
		(15)	Seventeenth Amendment to Custody Agreement (adding the SoFi Web 3 ETF) previously filed with Post-Effective Amendment No. 127 on Form N-1A on June 30, 2022 and is incorporated herein by reference.
		(16)	Eighteenth Amendment to Custody Agreement (adding the Aztlan Global Stock Selection DM SMID ETF and the Unlimited HFND Multi-Strategy Return Tracker ETF) previously filed with Post-Effective Amendment No. 137 on Form N-1A on August 15, 2022 and is incorporated herein by reference.
		(17)	Nineteenth Amendment to Custody Agreement (adding the God Bless America ETF and the ATAC Equity Leverage Rotation ETF) previously filed with Post-Effective Amendment No. 148 on Form N-1A on September 23, 2022 and is incorporated herein by reference.
		(18)	Twentieth Amendment to Custody Agreement (adding the Subversive Cannabis ETF) - previously filed with Post-Effective Amendment No. 160 on Form N-1A on December 27, 2022 and is incorporated herein by reference.
		(19)	Twenty-First Amendment to Custody Agreement (adding the Intelligent Real Estate ETF) previously filed with Post-Effective Amendment No. 180 on Form N-1A on June 2, 2023 and is incorporated herein by reference.
		(20)	Twenty-Second Amendment to Custody Agreement (adding the Academy Veteran Impact ETF) previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
		(21)	Twenty-Third Amendment to the Custody Agreement (adding the Gotham Short Strategies ETF, the SoFi Enhanced Yield ETF, the Unlimited ETFs, and the Aztlan North America Nearshoring Stock Selection ETF) previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
		(22)	Twenty-Fourth Amendment to the Custody Agreement, previously filed with Post-Effective Amendment No. 220 on Form N-1A on June 24, 2024 and is incorporated herein by reference.

		(23)	Twenty-Fifth Amendment to the Custody Agreement (adding the Unusual Whales ETFs and FolioBeyond Enhanced Fixed Income Premium ETF) previously filed with Post-Effective Amendment No. 238 on Form N-1A on December 13, 2024 and is incorporated herein by reference.
		(24)	Twenty-Sixth Amendment to the Custody Agreement (adding the Digital Asset Debt Strategy ETF), previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
		(25)	Twenty-Seventh Amendment to the Custody Agreement (adding The Free Markets ETF) – to be filed by amendment.
		(26)	Twenty-Eighth Amendment to the Custody Agreement (adding the Dana ETFs) – to be filed by amendment.
	(ii)		Custody Agreement between the Trust and U.S. Bank National Association (for the ATAC Rotation Fund) – to be filed by amendment.
(h)	(i)		Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
		(1)	First Amendment to Fund Administration Servicing Agreement (adding the SoFi ETFs) previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
		(2)	Second Amendment to Fund Administration Servicing Agreement (adding the RPAR Risk Parity ETF) previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.
		(3)	Third Amendment to Fund Administration Servicing Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.
		(4)	Fourth Amendment to Fund Administration Servicing Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.
		(5)	Fifth Amendment to Fund Administration Servicing Agreement (adding the Gotham Enhanced 500 ETF, SP Funds S&P Global REIT Sharia ETF, and Sound Income ETFs) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.
		(6)	Sixth Amendment to Fund Administration Servicing Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares Airlines, Hotels, Cruise Lines ETF, and the American Customer Satisfaction ETF) previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(7)	Seventh Amendment to Fund Administration Servicing Agreement (adding the SoFi Smart Energy ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.
		(8)	Eighth Amendment to Fund Administration Servicing Agreement (adding the SonicShares Global Shipping ETF) previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.
		(9)	Ninth Amendment to Fund Administration Servicing Agreement (adding the FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF) previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.
		(10)	Tenth Amendment to Fund Administration Servicing Agreement (adding the UPAR Ultra Risk Parity ETF) previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.
		(11)	Eleventh Amendment to Fund Administration Servicing Agreement (adding the Residential REIT ETF) previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.
		(12)	Fourteenth Amendment to Fund Administration Servicing Agreement (adding the Gotham 1000 Value ETF) previously filed with Post-Effective Amendment No. 118 on Form N-1A on June 3, 2022 and is incorporated herein by reference.
		(13)	Fifteenth Amendment to Fund Administration Servicing Agreement (adding the SoFi Web 3 ETF) previously filed with Post-Effective Amendment No. 127 on Form N-1A on June 30, 2022 and is incorporated herein by reference.
		(14)	Sixteenth Amendment to Fund Administration Servicing Agreement (adding the Aztlan Global Stock Selection DM SMID ETF and the Unlimited HFND Multi-Strategy Return Tracker ETF) previously filed with Post-Effective Amendment No. 137 on Form N-1A on August 15, 2022 and is incorporated herein by reference.
		(15)	Seventeenth Amendment to Fund Administration Servicing Agreement (adding the God Bless America ETF and the ATAC Equity Leverage Rotation ETF) previously filed with Post-Effective Amendment No. 148 on Form N-1A on September 23, 2022 and is incorporated herein by reference.

	(16)	Eighteenth Amendment to Fund Administration Servicing Agreement (adding the Subversive Cannabis ETF) previously filed with Post-Effective Amendment No. 160 on Form N-1A on December 27, 2022 and is incorporated herein by reference.
	(17)	CCO Services Amendment to Fund Administration Servicing Agreement previously filed with Post-Effective Amendment No. 168 on Form N-1A on March 29, 2023 and is incorporated herein by reference.
	(18)	Nineteenth Amendment to Fund Administration Servicing Agreement (adding the Intelligent Real Estate ETF) previously filed with Post-Effective Amendment No. 180 on Form N-1A on June 2, 2023 and is incorporated herein by reference.
	(19)	Twentieth Amendment to Fund Administration Servicing Agreement (adding the Academy Veteran Impact ETF) previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
	(20)	Twenty-First Amendment to Fund Administration Servicing Agreement (adding the Gotham Short Strategies ETF, the SoFi Enhanced Yield ETF, the Unlimited ETFs, and the Aztlan North America Nearshoring Stock Selection ETF) previously filed with Post-Effective Amendment No. 200 on Form N-1A on November 1, 2023 and is incorporated herein by reference.
	(21)	Twenty-Second Amendment to the Fund Administration Servicing Agreement (adding the Unusual Whales ETFs and FolioBeyond Enhanced Fixed Income Premium ETF) previously filed with Post-Effective Amendment No. 237 on Form N-1A on November 27, 2024 and is incorporated herein by reference.
	(22)	Twenty-Third Amendment to the Fund Administration Servicing Agreement (adding the Digital Asset Debt Strategy ETF). previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
	(23)	Twenty-Fourth Amendment to the Fund Administration Servicing Agreement (adding The Free Markets ETF) – to be filed by amendment.
	(24)	Twenty-Fifth Amendment to the Fund Administration Servicing Agreement (adding the Dana ETFs) – to be filed by amendment.
(ii)		Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC (for the ATAC Rotation Fund) – to be filed by amendment.
(iii)		Fund Sub-Administration Servicing Agreement between Tidal ETF Services LLC on behalf of the Trust and U.S. Bancorp Fund Services, LLC previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(1)	First Amendment to Fund Sub-Administration Servicing Agreement (adding the SoFi ETFs) previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(2)	Second Amendment to Fund Sub-Administration Servicing Agreement (adding the RPAR Risk Parity ETF) previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.
	(3)	Third Amendment to Fund Sub-Administration Servicing Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.
	(4)	Fourth Amendment to Fund Sub-Administration Servicing Agreement previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.
	(5)	Fifth Amendment to Fund Sub-Administration Servicing Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.
	(6)	Sixth Amendment to Fund Sub-Administration Servicing Agreement (adding the Gotham Enhanced 500 ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.
	(7)	Seventh Amendment to Fund Sub-Administration Servicing Agreement (adding the SP Funds S&P Global REIT Sharia ETF and Sound Income ETFs) previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.
	(8)	Eighth Amendment to Fund Sub-Administration Servicing Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares Airlines, Hotels, Cruise Lines ETF, and the American Customer Satisfaction ETF) previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
	(9)	Ninth Amendment to Fund Sub-Administration Servicing Agreement (adding the SoFi Smart Energy ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.
	(10)	Tenth Amendment to Fund Sub-Administration Servicing Agreement (adding the SonicShares Global Shipping ETF) previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.

	(11)	Eleventh Amendment to Fund Sub-Administration Servicing Agreement (adding the FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF) previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.
	(12)	Twelfth Amendment to Fund Sub-Administration Servicing Agreement (adding the UPAR Ultra Risk Parity ETF) previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.
	(13)	Thirteenth Amendment to Fund Sub-Administration Servicing Agreement (adding the Residential REIT ETF) previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.
	(14)	Sixteenth Amendment to Fund Sub-Administration Servicing Agreement (adding the Gotham 1000 Value ETF) previously filed with Post-Effective Amendment No. 118 on Form N-1A on June 3, 2022 and is incorporated herein by reference.
	(15)	Seventeenth Amendment to Fund Sub-Administration Servicing Agreement (adding the SoFi Web 3 ETF) previously filed with Post-Effective Amendment No. 127 on Form N-1A on June 30, 2022 and is incorporated herein by reference.
	(16)	Eighteenth Amendment to Fund Sub-Administration Servicing Agreement (adding the Aztlan Global Stock Selection DM SMID ETF and the Unlimited HFND Multi-Strategy Return Tracker ETF) previously filed with Post-Effective Amendment No. 137 on Form N-1A on August 15, 2022 and is incorporated herein by reference.
	(17)	Nineteenth Amendment to Fund Sub-Administration Servicing Agreement (adding the God Bless America ETF and the ATAC Equity Leverage Rotation ETF) previously filed with Post-Effective Amendment No. 148 on Form N-1A on September 23, 2022 and is incorporated herein by reference.
	(18)	Twentieth Amendment to Fund Sub-Administration Servicing Agreement (adding the Subversive Cannabis ETF) previously filed with Post-Effective Amendment No. 160 on Form N-1A on December 27, 2022 and is incorporated herein by reference.
	(19)	Twenty-First Amendment to Fund Sub-Administration Servicing Agreement (adding the Intelligent Real Estate ETF) - previously filed with Post-Effective Amendment No. 180 on Form N-1A on June 2, 2023 and is incorporated herein by reference.
	(20)	Twenty-Second Amendment to Fund Sub-Administration Servicing Agreement (adding the Academy Veteran Impact ETF) previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
	(21)	Twenty-Third Amendment to Fund Sub-Administration Servicing Agreement (adding the Gotham Short Strategies ETF, the SoFi Enhanced Yield ETF, the Unlimited ETFs, and the Aztlan North America Nearshoring Stock Selection ETF) previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
	(22)	Twenty-Fourth Amendment to Fund Sub-Administration Servicing Agreement (adding the Unusual Whales ETFs and FolioBeyond Enhanced Fixed Income Premium ETF) previously filed with Post-Effective Amendment No. 238 on Form N-1A on December 13, 2024 and is incorporated herein by reference.
	(23)	Twenty-Fifth Amendment to the Fund Sub-Administration Servicing Agreement (adding the Digital Asset Debt Strategy ETF). previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
	(24)	Twenty-Sixth Amendment to the Fund Sub-Administration Servicing Agreement (adding The Free Markets ETF) – to be filed by amendment.
	(25)	Twenty-Seventh Amendment to the Fund Sub-Administration Servicing Agreement (adding the Dana ETFs) – to be filed by amendment.
(iv)		Fund Sub-Administration Servicing Agreement between Tidal ETF Services LLC on behalf of the Trust and U.S. Bancorp Fund Services, LLC (for the ATAC Rotation Fund) – to be filed by amendment.
(v)		Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(1)	First Amendment to Fund Accounting Servicing Agreement (adding the SoFi ETFs) previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(2)	Second Amendment to Fund Accounting Servicing Agreement (adding the RPAR Risk Parity ETF) previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.
	(3)	Third Amendment to Fund Accounting Servicing Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.
	(4)	Fourth Amendment to Fund Accounting Servicing Agreement previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.

(5)	Fifth Amendment to Fund Accounting Servicing Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.
(6)	Sixth Amendment to Fund Accounting Servicing Agreement (adding the Gotham Enhanced 500 ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.
(7)	Seventh Amendment to Fund Accounting Servicing Agreement (adding the SP Funds S&P Global REIT Sharia ETF and Sound Income ETFs) previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.
(8)	Eighth Amendment to Fund Accounting Servicing Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares Airlines, Hotels, and Cruise Lines ETF, and the American Customer Satisfaction ETF) previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
(9)	Ninth Amendment to Fund Accounting Servicing Agreement (adding the SoFi Smart Energy ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.
(10)	Tenth Amendment to Fund Accounting Servicing Agreement (adding the SonicShares Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.
(11)	Eleventh Amendment to Fund Accounting Servicing Agreement (adding the FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF) previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.
(12)	Twelfth Amendment to Fund Accounting Servicing Agreement (adding the UPAR Ultra Risk Parity ETF) previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.
(13)	Thirteenth Amendment to Fund Accounting Servicing Agreement (adding the Residential REIT ETF) - previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.
(14)	Sixteenth Amendment to Fund Accounting Servicing Agreement (adding the Gotham 1000 Value ETF) previously filed with Post-Effective Amendment No. 118 on Form N-1A on June 3, 2022, and is incorporated herein by reference.
(15)	Seventeenth Amendment to Fund Accounting Servicing Agreement (adding the SoFi Web 3 ETF) previously filed with Post-Effective Amendment No. 127 on Form N-1A on June 30, 2022 and is incorporated herein by reference.
(16)	Eighteenth Amendment to Fund Accounting Servicing Agreement (adding the Aztlan Global Stock Selection DM SMID ETF and the Unlimited HFND Multi-Strategy Return Tracker ETF) previously filed with Post-Effective Amendment No. 137 on Form N-1A on August 15, 2022 and is incorporated herein by reference.
(17)	Nineteenth Amendment to Fund Accounting Servicing Agreement (adding the God Bless America ETF and the ATAC Equity Leverage Rotation ETF) previously filed with Post-Effective Amendment No. 148 on Form N-1A on September 23, 2022 and is incorporated herein by reference.
(18)	Twentieth Amendment to Fund Accounting Servicing Agreement (adding the Subversive Cannabis ETF) previously filed with Post-Effective Amendment No. 160 on Form N-1A on December 27, 2022 and incorporated herein by reference.
(19)	Twenty-First Amendment to Fund Accounting Servicing Agreement (adding the Intelligent Real Estate ETF) - previously filed with Post-Effective Amendment No. 180 on Form N-1A on June 2, 2023 and is incorporated herein by reference.
(20)	Twenty-Second Amendment to Fund Accounting Servicing Agreement (adding the Academy Veteran Impact ETF) previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
(21)	Twenty-Third Amendment to Fund Accounting Servicing Agreement (adding the Gotham Short Strategies ETF, the SoFi Enhanced Yield ETF, the Unlimited ETFs, and the Aztlan North America Nearshoring Stock Selection ETF) previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
(22)	Twenty-Fourth Amendment to Fund Accounting Servicing Agreement (adding the Unusual Whales ETFs and FolioBeyond Enhanced Fixed Income Premium ETF) previously filed with Post-Effective Amendment No. 238 on Form N-1A on December 13, 2024 and is incorporated herein by reference.
(23)	Twenty-Fifth Amendment to the Fund Accounting Agreement (adding the Digital Asset Debt Strategy ETF). previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
(24)	Twenty-Sixth Amendment to the Fund Accounting Agreement (adding The Free Markets ETF) – to be filed by amendment.

	(25)	Twenty-Seventh Amendment to the Fund Accounting Agreement (adding the Dana ETFs) – to be filed by amendment.
(vi)		Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (for the ATAC Rotation Fund) – to be filed by amendment.
(vii)		Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(1)	First Amendment to Transfer Agent Servicing Agreement (adding the SoFi ETFs) previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(2)	Second Amendment to Transfer Agent Servicing Agreement (adding the RPAR Risk Parity ETF) previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.
	(3)	Third Amendment to Transfer Agent Servicing Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.
	(4)	Fourth Amendment to Transfer Agent Servicing Agreement previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.
	(5)	Fifth Amendment to Transfer Agent Servicing Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.
	(6)	Sixth Amendment to Transfer Agent Servicing Agreement (adding the Gotham Enhanced 500 ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.
	(7)	Seventh Amendment to Transfer Agent Servicing Agreement (adding the SP Funds S&P Global REIT Sharia ETF and Sound Income ETFs) previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.
	(8)	Eighth Amendment to Transfer Agent Servicing Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares Airlines, Hotels, Cruise Lines ETF, and the American Customer Satisfaction ETF) previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
	(9)	Ninth Amendment to Transfer Agent Servicing Agreement (adding the SoFi Smart Energy ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.
	(10)	Tenth Amendment to Transfer Agent Servicing Agreement (adding the SonicShares Global Shipping ETF) previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.
	(11)	Eleventh Amendment to Transfer Agent Servicing Agreement (adding the FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF) - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.
	(12)	Twelfth Amendment to Transfer Agent Servicing Agreement (adding the UPAR Ultra Risk Parity ETF) previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.
	(13)	Thirteenth Amendment to Transfer Agent Servicing Agreement (adding the Residential REIT ETF) previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.
	(14)	Sixteenth Amendment to Transfer Agent Servicing Agreement (adding the Gotham 1000 Value ETF) previously filed with Post-Effective Amendment No. 118 on Form N-1A on June 3, 2022, and is incorporated herein by reference.
	(15)	Seventeenth Amendment to Transfer Agent Servicing Agreement (adding the SoFi Web 3 ETF) previously filed with Post-Effective Amendment No. 127 on Form N-1A on June 30, 2022 and is incorporated herein by reference.
	(16)	Eighteenth Amendment to Transfer Agent Servicing Agreement (adding the Aztlan Global Stock Selection DM SMID ETF and the Unlimited HFND Multi-Strategy Return Tracker ETF) previously filed with Post-Effective Amendment No. 137 on Form N-1A on August 15, 2022 and is incorporated herein by reference.
	(17)	Nineteenth Amendment to Transfer Agent Servicing Agreement (adding the God Bless America ETF and the ATAC Equity Leverage Rotation ETF) previously filed with Post-Effective Amendment No. 148 on Form N-1A on September 23, 2022 and is incorporated herein by reference.
	(18)	Twentieth Amendment to Transfer Agent Servicing Agreement (adding the Subversive Cannabis ETF) previously filed with Post-Effective Amendment No. 160 on Form N-1A on December 27, 2022 and incorporated herein by reference.
	(19)	Twenty-First Amendment to Transfer Agent Servicing Agreement (adding the Intelligent Real Estate ETF) previously filed with Post-Effective Amendment No. 180 on Form N-1A on June 2, 2023 and is incorporated herein by reference.

	(20)	Twenty-Second Amendment to Transfer Agent Servicing Agreement (adding the Academy Veteran Impact ETF) previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
	(21)	Twenty-Third Amendment to Transfer Agent Servicing Agreement (adding the Gotham Short Strategies ETF, the SoFi Enhanced Yield ETF, the Unlimited ETFs, and the Aztlan North America Nearshoring Stock Selection ETF) previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
	(22)	Twenty-Fourth Amendment to Transfer Agent Servicing Agreement (adding the Unusual Whales ETFs and FolioBeyond Enhanced Fixed Income Premium ETF) previously filed with Post-Effective Amendment No. 238 on Form N-1A on December 13, 2024 and is incorporated herein by reference.
	(23)	Twenty-Fifth Amendment to the Transfer Agent Servicing Agreement (adding the Digital Asset Debt Strategy ETF). previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
	(24)	Twenty-Sixth Amendment to the Transfer Agent Servicing Agreement (adding The Free Markets ETF) – to be filed by amendment.
	(25)	Twenty-Seventh Amendment to the Transfer Agent Servicing Agreement (adding the Dana ETFs) – to be filed by amendment.
(viii)		Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (for the ATAC Rotation Fund) – to be filed by amendment.
(ix)		Powers of Attorney previously filed with Post-Effective Amendment No. 194 to the Trust’s Registration Statement on Form N-1A on September 11, 2023 and is incorporated herein by reference.
(x)		Fee Waiver Agreement between the Trust (on behalf of the SoFi Select 500 ETF and SoFi Next 500 ETF) and Toroso previously filed with Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(1)	First Amendment to the Fee Waiver Agreement between the Trust (on behalf of the SoFi Select 500 ETF and SoFi Next 500 ETF) and Toroso, previously filed with Post-Effective Amendment No. 231 on Form N-1A on October 17, 2024 and is incorporated herein by reference.
(xi)		Fee Waiver Agreement between the Trust (on behalf of RPAR Risk Parity ETF) and Toroso previously filed with Post-Effective Amendment No. 172 to the Trust’s Registration Statement on Form N-1A on April 28, 2023 and is incorporated herein by reference.
(xii)		Fee Waiver Agreement between the Trust (on behalf of the UPAR Ultra Risk Parity ETF) and Toroso previously filed with Post-Effective Amendment No. 172 to the Trust’s Registration Statement on Form N-1A on April 28, 2023 and is incorporated herein by reference.
(xiii)		Fee Waiver Agreement between the Trust (on behalf of the ATAC US Rotation ETF) and Toroso previously filed with Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A on November 13, 2020 and is incorporated herein by reference.
(xiv)		Fee Waiver Agreement between the Trust (on behalf of the ATAC Credit Rotation ETF) and Toroso previously filed with Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A on July 14, 2021 and is incorporated herein by reference.
(xv)		Fee Waiver Agreement between the Trust (on behalf of the Gotham Enhanced 500 ETF) and Toroso previously filed with Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A on November 9, 2020 and is incorporated herein by reference.
(xvi)		Fee Waiver Agreement between the Trust (on behalf of the Gotham 1000 Value ETF) and Toroso previously filed with Post-Effective Amendment No. 118 to the Trust’s Registration Statement on Form N-1A on June 3, 2022 and is incorporated herein by reference.
(xvii)		Fee Waiver Agreement between the Trust (on behalf of the ATAC Equity Leverage Rotation ETF) and Toroso previously filed with Post-Effective Amendment No. 157 to the Trust’s Registration Statement on Form N-1A on December 13, 2022 and is incorporated herein by reference.
(xviii)		Operating Expenses Limitation Agreement between the Trust (on behalf of the ATAC Rotation Fund) and Tidal – to be filed by amendment.
(xix)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of Gotham Enhanced 500 ETF) and FundVantage Trust previously filed with Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A on May 5, 2021 and is incorporated herein by reference.
	(1)	Amendment to the Rule 12d1-4 Fund of Funds Investment Agreement between the Trust and FundVantage Trust (to add the Gotham 1000 Value ETF) previously filed with Post-Effective Amendment No. 168 to the Trust’s Registration Statement on Form N-1A on March 29, 2023 and is incorporated herein by reference.
(xx)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and VanEck ETF Trust previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.

	(xxi)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Vanguard Funds previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(xxii)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of ATAC Credit Rotation ETF and ATAC US Rotation ETF) and PIMCO ETF Trust and PIMCO Equity Series previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
		(1)	Amendment to the Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and PIMCO ETF Trust and PIMCO Equity Series previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(xxiii)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and ProShares Trust previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(xxiv)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Direxion Shares ETF Trust previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
		(1)	Amendment to the Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Direxion Shares ETF Trust – previously filed with Post-Effective Amendment No. 219 to the Trust’s Registration Statement on Form N-1A on May 30, 2024 and is incorporated herein by reference.
	(xxv)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(xxvi)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and abrdn Inc. (on behalf of each series) previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(xxvii)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of ATAC Credit Rotation ETF and ATAC US Rotation ETF) and Schwab Strategic Trust (on behalf of each series) previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(xxviii)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and The Select Sector SPDR Trust previously filed with Post-Effective Amendment No. 168 to the Trust’s Registration Statement on Form N-1A on March 29, 2023 and is incorporated herein by reference.
	(xxix)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of FolioBeyond Alternative Income and Interest Rate Hedge ETF) and Tactical Investment Series Trust, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
	(xxx)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of the SoFi Select 500 ETF) and EA Series Trust (on behalf of Gadsden Dynamic Multi-Asset ETF), previously filed with Post-Effective Amendment No. 220 on Form N-1A on June 24, 2024 and is incorporated herein by reference.
	(xxxi)		Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of the FolioBeyond Alternative Income and Interest Rate Hedge ETF) and Listed Funds Trust (on behalf of certain series of the Trust), previously filed with Post-Effective Amendment No. 253 on Form N-1A on February 11, 2025 and is incorporated herein by reference.
(i)
	(i)		Opinion and Consent of Counsel (for the SoFi ETFs) previously filed with Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(ii)		Opinion and Consent of Counsel (for the RPAR Risk Parity ETF) previously filed with Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A on November 22, 2019 and is incorporated herein by reference.
	(iii)		Opinion and Consent of Counsel (for the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) previously filed with Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A on December 16, 2019 and is incorporated herein by reference.
	(iv)		Opinion and Consent of Counsel (for the Leatherback ETFs) previously filed with Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A on October 9, 2020 and is incorporated herein by reference.
	(v)		Opinion and Consent of Counsel (for the Adasina Social Justice All Cap Global ETF) previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A on December 7, 2020 and is incorporated herein by reference.

(vi)	Opinion and Consent of Counsel (for the Gotham Enhanced 500 ETF) previously filed with Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A on November 9, 2020 and is incorporated herein by reference.
(vii)	Opinion and Consent of Counsel (for the ATAC US Rotation ETF) previously filed with Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A on November 13, 2020 and is incorporated herein by reference.
(viii)	Opinion and Consent of Counsel (for the SP Funds S&P Global REIT Sharia ETF) previously filed with Post-Effective Amendment No. 40 on Form N-1A to the Trust’s Registration Statement on December 23, 2020 and is incorporated herein by reference.
(ix)	Opinion and Consent of Counsel (for the Sound Income ETFs) previously filed with Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A on December 29, 2020 and is incorporated herein by reference.
(x)	Opinion and Consent of Counsel (for the Acruence Active Hedge U.S. Equity ETF) previously filed with Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A on April 5, 2021 and is incorporated herein by reference.
(xi)	Opinion and Consent of Counsel (for the American Customer Satisfaction ETF) previously filed with Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A on May 21, 2021 and is incorporated herein by reference.
(xii)	Opinion and Consent of Counsel (for the ZEGA Buy and Hedge ETF) previously filed with Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A on June 25~~,~~ 2021 and is incorporated herein by reference.
(xiii)	Opinion and Consent of Counsel (for the ATAC Credit Rotation ETF) - previously filed with Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A on July 14, 2021 and is incorporated herein by reference.
(xiv)	Opinion and Consent of Counsel (for the SonicShares Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 to the Trust’s Registration Statement on Form N-1A on July 30, 2021 and is incorporated herein by reference.
(xv)	Opinion and Consent of Counsel (for the FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF) previously filed with Post-Effective Amendment No. 71 to the Trust’s Registration Statement on Form N-1A on September 27, 2021 and is incorporated herein by reference.
(xvi)	Opinion and Consent of Counsel (for the UPAR Ultra Risk Parity ETF) previously filed with Post-Effective Amendment No. 82 to the Trust’s Registration Statement on Form N-1A on December 29, 2021 and is incorporated herein by reference.
(xvii)	Opinion and Consent of Counsel (for the Residential REIT ETF) previously filed with Post-Effective Amendment No. 89 to the Trust’s Registration Statement on Form N-1A on February 11, 2022 and is incorporated herein by reference.
(xviii)	Opinion and Consent of Counsel (for the Gotham 1000 Value ETF) previously filed with Post-Effective Amendment No. 118 to the Trust’s Registration Statement on Form N-1A on June 3, 2022 and is incorporated herein by reference.
(xix)	Opinion and Consent of Counsel (for the Aztlan Global Stock Selection DM SMID ETF) previously filed with Post-Effective Amendment No. 137 to the Trust’s Registration Statement on Form N-1A on August 15, 2022 and is incorporated herein by reference.
(xx)	Opinion and Consent of Counsel (for the Unlimited HFND Multi-Strategy Return Tracker ETF) previously filed with Post-Effective Amendment No. 149 to the Trust’s Registration Statement on Form N-1A on September 26, 2022 and is incorporated herein by reference.
(xxi)	Opinion and Consent of Counsel (for the God Bless America ETF) previously filed with Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A on September 23, 2022 and is incorporated herein by reference.
(xxii)	Opinion and Consent of Counsel (for the ATAC Equity Leverage Rotation ETF) previously filed with Post-Effective Amendment No. 157 to the Trust’s Registration Statement on Form N-1A on December 13, 2022 and is incorporated herein by reference.
(xxiii)	Opinion and Consent of Counsel (for the Intelligent Real Estate ETF) previously filed with Post-Effective Amendment No. 180 to the Trust’s Registration Statement on Form N-1A on June 2, 2023 and is incorporated herein by reference.
(xxiv)	Opinion and Consent of Counsel (for the Academy Veteran Impact ETF) previously filed with Post-Effective Amendment No. 187 to the Trust’s Registration Statement on Form N-1A on July 27, 2023 and is incorporated herein by reference.
(xxv)	Opinion and Consent of Counsel (for the Gotham Short Strategies ETF) previously filed with Post-Effective Amendment No. 200 on Form N-1A on November 1, 2023 and is incorporated herein by reference.

	(xxvi)	Opinion and Consent of Counsel (for the Unlimited ETFs) previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
	(xxvii)	Opinion and Consent of Counsel (for the SoFi Enhanced Yield ETF) previously filed with Post-Effective Amendment No. 201 on Form N-1A on November 9, 2023 and is incorporated herein by reference..
	(xxviii)	Opinion and Consent of Counsel (for the Aztlan North America Nearshoring Stock Selection ETF) previously filed with Post-Effective Amendment No. 203 on Form N-1A on November 21, 2023 and is incorporated herein by reference.
	(xxix)	Opinion and Consent of Counsel (for the Unusual Whales ETFs) previously filed with Post-Effective Amendment No. 237 on Form N-1A on November 27, 2024 and is incorporated herein by reference.
	(xxx)	Opinion and Consent of Counsel (for the FolioBeyond Enhanced Fixed Income Premium ETF) previously filed with Post-Effective Amendment No. 245 on Form N-1A on January 13, 2025 and is incorporated herein by reference.
	(xxxi)	Opinion and Consent of Counsel (for the Digital Asset Debt Strategy ETF). previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
	(xxxii)	Opinion and Consent of Counsel (for The Free Markets ETF) – to be filed by amendment.
	(xxxiii)	Opinion and Consent of Counsel (for ATAC Rotation Fund) – to be filed by amendment.
	(xxxiv)	Opinion and Consent of Counsel (for the Dana ETFs) – to be filed by amendment.
(j)		Consent of Independent Registered Accounting Firm – not applicable.
(k)		Not applicable.
(l)	(i)	Subscription Agreement previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.
	(ii)	Letter of Representations between the Trust and Depository Trust Company previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.
(m)		Amended and Restated Distribution (Rule 12b-1) Plan. previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
(n)		Not applicable.
(o)		Reserved.
(p)	(i)	Code of Ethics for Tidal ETF Trust previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.
	(ii)	Code of Ethics for Tidal Investments LLC, previously filed with Post-Effective Amendment No. 235 on Form N-1A on November 22, 2024 and is incorporated herein by reference.
	(iii)	Code of Ethics for Distributor not applicable per Rule 17j-1(c)(3).
	(iv)	Code of Ethics for ShariaPortfolio, Inc. previously filed with Post-Effective Amendment No. 255 on Form N-1A on March 25, 2025 and is incorporated herein by reference.
	(v)	Code of Ethics for Leatherback Asset Management, LLC previously filed with Post-Effective Amendment No. 237 on Form N-1A on November 27, 2024 and is incorporated herein by reference.
	(vi)	Code of Ethics for Adasina, previously filed with Post-Effective Amendment No. 220 on Form N-1A on June 24, 2024 and is incorporated herein by reference.
	(vii)	Code of Ethics for Gotham, previously filed with Post-Effective Amendment No. 220 on Form N-1A on June 24, 2024 and is incorporated herein by reference.
	(viii)	Code of Ethics for Sound Income Strategies, LLC – previously filed with Post-Effective Amendment No. 255 on Form N-1A on March 25, 2025 and is incorporated herein by reference.
	(ix)	Code of Ethics for Acruence Capital, LLC previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
	(x)	Code of Ethics for FolioBeyond, LLC previously filed with Post-Effective Amendment No. 237 on Form N-1A on November 27, 2024 and is incorporated herein by reference.
	(xi)	Code of Ethics for Armada ETF Advisors LLC previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
	(xii)	Code of Ethics for Unlimited Funds Inc. previously filed with Post-Effective Amendment No. 220 on Form N-1A on June 24, 2024 and is incorporated herein by reference.
	(xiii)	Code of Ethics for Curran Financial Partners, LLC - previously filed with Post-Effective Amendment No. 227 on Form N-1A on August 26, 2024 and is incorporated herein by reference.
	(xiv)	Code of Ethics for Academy Asset Management previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
	(xv)	Code of Ethics for AlphaBit Investments, LLC. previously filed with Post-Effective Amendment No. 263 on Form N-1A on May 15, 2025 and is incorporated herein by reference.
	(xvi)	Code of Ethics for SYKON Asset Management LLC - to be filed by amendment.
	(xvii)	Code of Ethics for Point Bridge Capital, LLC – to be filed by amendment.

(xviii)	Code of Ethics for Tactical Rotation Management, LLC – to be filed by amendment.
(xix)	Code of Ethics for Dana Investment Advisors, Inc. – to be filed by amendment.

Item 29. Persons Controlled by or Under Common Control with Registrant

Toroso Cayman Subsidiary I, organized under the laws of the Cayman Islands, is a wholly-owned subsidiary of the Acruence Active Hedge U.S. Equity ETF, a series of the Registrant.

HFND Cayman Subsidiary, organized under the laws of the Cayman Islands, is a wholly-owned subsidiary of the Unlimited HFND Multi-Strategy Return Tracker ETF, a series of the Registrant.

Unlimited HFGM Cayman Subsidiary, organized under the laws of the Cayman Islands, is a wholly-owned subsidiary of the Unlimited HFGM Global Macro ETF, a series of the Registrant.

Item 30. Indemnification

Every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a Covered Person) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having been such a Trustee or officer, and against amounts paid or incurred by them in the settlement thereof. Every person who is, has been, or becomes an agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not interested persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having been an agent, and against amounts paid or incurred by him in the settlement thereof. Every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (Other Position) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not interested persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having held such Other Position, and against amounts paid or incurred by them in the settlement thereof.

The Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any proceeding, by reason of alleged acts or omissions within the scope of their service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys fees) actually incurred by them in connection with such proceeding to the maximum extent consistent with state law and the Investment Company Act of 1940, as amended.

No indemnification shall be provided to any person who shall have been adjudicated by a court or body before which the proceeding was brought: (i) to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office, or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission (SEC) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

This Item incorporates by reference the investment advisers Uniform Application for Investment Adviser Registration (Form ADV) currently on file with the SEC, as listed below. The Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.
Tidal Investments LLC (f/k/a Toroso Investments, LLC)	801-76857

Investment Sub-Advisers	SEC File No.
Leatherback Asset Management, LLC	801-119407
Robasciotti & Associates, Inc., d/b/a Adasina Social Capital	801-113385
Gotham Asset Management, LLC	801-69960
ShariaPortfolio, Inc.	801-80652
Sound Income Strategies, LLC	801-80425
Acruence Capital, LLC	801-119919
FolioBeyond, LLC	801-113952
Armada ETF Advisors LLC d/b/a Armada ETFs	801-123057
Unlimited Funds, Inc.	801-126421
Curran Financial Partners, LLC	801-119322
Academy Asset Management, LLC, d/b/a Academy Asset Management	801-125719
AlphaBit Investments, LLC	801-132088
SYKON Asset Management LLC	801-132803
Point Bridge Capital, LLC	801-78217
Tactical Rotation Management, LLC	801-131642
Dana Investment Advisors, Inc.	801-14828

Item 32.	Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	American Century ETF Trust
14.	Amplify ETF Trust
15.	Applied Finance Dividend Fund, Series of World Funds Trust
16.	Applied Finance Explorer Fund, Series of World Funds Trust
17.	Applied Finance Select Fund, Series of World Funds Trust
18.	ARK ETF Trust
19.	ARK Venture Fund
20.	Bitwise Funds Trust
21.	BondBloxx ETF Trust
22.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
23.	Bridgeway Funds, Inc.
24.	Brinker Capital Destinations Trust
25.	Brookfield Real Assets Income Fund Inc.
26.	Build Funds Trust
27.	Calamos Convertible and High Income Fund
28.	Calamos Convertible Opportunities and Income Fund
29.	Calamos Dynamic Convertible and Income Fund
30.	Calamos Global Dynamic Income Fund
31.	Calamos Global Total Return Fund
32.	Calamos Strategic Total Return Fund
33.	Carlyle Tactical Private Credit Fund

34.	Cascade Private Capital Fund
35.	Catalyst Strategic Income Opportunities Fund
36.	CBRE Global Real Estate Income Fund
37.	Center Coast Brookfield MLP & Energy Infrastructure Fund
38.	Clifford Capital Partners Fund, Series of World Funds Trust
39.	Cliffwater Corporate Lending Fund
40.	Cliffwater Enhanced Lending Fund
41.	Cohen & Steers ETF Trust
42.	Cohen & Steers Infrastructure Fund, Inc.
43.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
44.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
45.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
46.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
47.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
48.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
49.	Davis Fundamental ETF Trust
50.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
51.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
52.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
53.	Defiance Quantum ETF, Series of ETF Series Solutions
54.	Denali Structured Return Strategy Fund
55.	Dividend Performers ETF, Series of Listed Funds Trust
56.	Dodge & Cox Funds
57.	DoubleLine ETF Trust
58.	DoubleLine Income Solutions Fund
59.	DoubleLine Opportunistic Credit Fund
60.	DoubleLine Yield Opportunities Fund
61.	DriveWealth ETF Trust
62.	EIP Investment Trust
63.	Ellington Income Opportunities Fund
64.	ETF Opportunities Trust
65.	Evanston Alternative Opportunities Fund
66.	Exchange Listed Funds Trust
67.	Exchange Place Advisors Trust
68.	FlexShares Trust
69.	Forum Funds
70.	Forum Funds II
71.	Forum Real Estate Income Fund
72.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
73.	Grayscale Funds Trust
74.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
75.	Guinness Atkinson Funds
76.	Harbor ETF Trust
77.	Harris Oakmark ETF Trust
78.	Hawaiian Tax-Free Trust
79.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
80.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
81.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
82.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
83.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
84.	IDX Funds
85.	Innovator ETFs Trust
86.	Ironwood Institutional Multi-Strategy Fund LLC
87.	Ironwood Multi-Strategy Fund LLC
88.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
89.	John Hancock Exchange-Traded Fund Trust
90.	Kurv ETF Trust
91.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
92.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
93.	Mairs & Power Growth Fund, Series of Trust for Professional Managers

94.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
95.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
96.	Manor Investment Funds
97.	Milliman Variable Insurance Trust
98.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
99.	Morgan Stanley ETF Trust
100.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
101.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
102.	Morningstar Funds Trust
103.	Mutual of America Investment Corporation
104.	NEOS ETF Trust
105.	Niagara Income Opportunities Fund
106.	NXG Cushing® Midstream Energy Fund
107.	NXG NextGen Infrastructure Income Fund
108.	Opal Dividend Income ETF, Series of Listed Funds Trust
109.	OTG Latin American Fund, Series of World Funds Trust
110.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
111.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
112.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
113.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
114.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
115.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
116.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
117.	Palmer Square Funds Trust
118.	Palmer Square Opportunistic Income Fund
119.	Partners Group Private Income Opportunities, LLC
120.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
121.	Performance Trust Short Term Bond ETF, Series of Trust for Professional Managers
122.	Perkins Discovery Fund, Series of World Funds Trust
123.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
124.	Plan Investment Fund, Inc.
125.	Point Bridge America First ETF, Series of ETF Series Solutions
126.	Precidian ETFs Trust
127.	Preferred-Plus ETF, Series of Listed Funds Trust
128.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
129.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
130.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
131.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
132.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
133.	Renaissance Capital Greenwich Funds
134.	Reynolds Funds, Inc.
135.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
136.	RiverNorth Patriot ETF, Series of Listed Funds Trust
137.	RMB Investors Trust
138.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
139.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
140.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
141.	Roundhill Cannabis ETF, Series of Listed Funds Trust
142.	Roundhill ETF Trust
143.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
144.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
145.	Roundhill Video Games ETF, Series of Listed Funds Trust
146.	Rule One Fund, Series of World Funds Trust
147.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
148.	Six Circles Trust
149.	Sound Shore Fund, Inc.
150.	SP Funds Trust
151.	Sparrow Funds
152.	Spear Alpha ETF, Series of Listed Funds Trust
153.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust

154.	STF Tactical Growth ETF, Series of Listed Funds Trust
155.	Strategic Trust
156.	Strategy Shares
157.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
158.	Tekla World Healthcare Fund
159.	Tema ETF Trust
160.	The 2023 ETF Series Trust
161.	The 2023 ETF Series Trust II
162.	The Cook & Bynum Fund, Series of World Funds Trust
163.	The Community Development Fund
164.	The Finite Solar Finance Fund
165.	The Private Shares Fund
166.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
167.	Third Avenue Trust
168.	Third Avenue Variable Series Trust
169.	Tidal ETF Trust
170.	Tidal Trust II
171.	Tidal Trust III
172.	TIFF Investment Program
173.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
174.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
175.	Timothy Plan International ETF, Series of The Timothy Plan
176.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
177.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
178.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
179.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
180.	Total Fund Solution
181.	Touchstone ETF Trust
182.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
183.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust
184.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
185.	T-Rex 2x Long Ether Daily Target ETF
186.	TrueShares Active Yield ETF, Series of Listed Funds Trust
187.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
188.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
189.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
192.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
195.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
196.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
197.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
198.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
199.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
200.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
201.	U.S. Global Investors Funds
202.	Union Street Partners Value Fund, Series of World Funds Trust
203.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
204.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
205.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
206.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
207.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
208.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
209.	VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II
210.	VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II
211.	VictoryShares Corporate Bond ETF, Series of Victory Portfolios II
212.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
213.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

214.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
215.	VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II
216.	VictoryShares Free Cash Flow Growth ETF, Series of Victory Portfolios II
217.	VictoryShares Hedged Equity Income ETF, Series of Victory Portfolios II
218.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
219.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
220.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
221.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
222.	VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II
223.	VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II
224.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
225.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
226.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
227.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
228.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
229.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
230.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
231.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
232.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
233.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
234.	VictoryShares WestEnd Economic Cycle Bond ETF, Series of Victory Portfolios II
235.	VictoryShares WestEnd Global Equity ETF, Series of Victory Portfolios II
236.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
237.	Virtus Stone Harbor Emerging Markets Income Fund
238.	Volatility Shares Trust
239.	WEBs ETF Trust
240.	Wellington Global Multi-Strategy Fund
241.	West Loop Realty Fund, Series of Investment Managers Series Trust
242.	Wilshire Mutual Funds, Inc.
243.	Wilshire Variable Insurance Trust
244.	WisdomTree Digital Trust
245.	WisdomTree Trust
246.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None

Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Alicia K. Strout	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None

Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33.	Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204

Registrant’s Sub-Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive Milwaukee, Wisconsin 53212

Registrant’s Principal Underwriter	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

Registrant’s Investment Adviser	Tidal Investments LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204

Registrant’s Sub-Adviser	Leatherback Asset Management, LLC 2000 PGA Boulevard, Suite 4440 Palm Beach Gardens, Florida 33408

Registrant’s Sub-Adviser	Robasciotti & Associates, Inc., doing business as Adasina Social Capital 870 Market Street, Suite 1275 San Francisco, California 94102

Registrant’s Sub-Adviser	Gotham Asset Management, LLC 825 Third Avenue, Suite 1750 New York, New York 10022

Registrant’s Sub-Adviser	ShariaPortfolio, Inc. 1331 S. International Parkway, Suite 2291 Lake Mary, Florida 32746

Registrant’s Sub-Adviser	Sound Income Strategies, LLC 500 West Cypress Creek Road, Suite 290 Fort Lauderdale, Florida 33309

Registrant’s Sub-Adviser	Acruence Capital, LLC 8111 Preston Rd., Suite 500 Dallas, Texas 75225-6339

Registrant’s Sub-Adviser	FolioBeyond, LLC 1050 Park Avenue, Suite 6A New York, New York 10028

Registrant’s Sub-Adviser	Armada ETF Advisors LLC d/b/a Armada ETFs 39500 High Point Blvd., Suite 20 Novi, Michigan 48375

Registrant’s Sub-Adviser	Unlimited Funds Inc. 222 Broadway, 20th Floor New York City, New York 10038

Registrant’s Sub-Adviser	Curran Financial Partners, LLC 115 River Landing Drive, Suite 200 Daniel Island, South Carolina 29492

Registrant’s Sub-Adviser	Academy Asset Management, LLC d/b/a Academy Asset Management 622 3rd Avenue, 12th Floor New York, New York 10017

Registrant’s Sub-Adviser	AlphaBit Investments, LLC 136 S 4th Street, Forest City, Iowa 50436

Registrant’s Sub-Adviser	SYKON Asset Management LLC 500 Mamaroneck Avenue, Sute 435 Harrison, New York 10528

Registrant’s Sub-Adviser	Point Bridge Capital, LLC 300 Throckmorton Street, Suite 1550 Fort Worth, Texas 76102

Registrant’s Sub-Adviser	Tactical Rotation Management, LLC 118-35 Queens Blvd., Suite 400 Forest Hills, New York 11375

Registrant’s Sub-Adviser	Dana Investment Advisors, Inc. 20700 Swenson Drive, Suite 400 Waukesha, Wisconsin 53186

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 266 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on May 29, 2025.

Tidal ETF Trust

By:	/s/ Eric W. Falkeis
Eric W. Falkeis
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 266 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on May 29, 2025.

	Signature	Title

	/s/ Eric W. Falkeis	President (principal executive officer), Trustee and Chairman
Eric W. Falkeis

	*Dusko Culafic	Trustee
Dusko Culafic

	*Mark H. W. Baltimore	Trustee
Mark H. W. Baltimore

	*Eduardo Mendoza	Trustee
Eduardo Mendoza

/s/ Aaron Perkovich
	Aaron Perkovich	Treasurer (principal financial officer and principal accounting officer)

By:	/s/ Eric W. Falkeis
Eric W. Falkeis, Attorney-in-Fact

* Pursuant to Powers of Attorney filed previously.